As filed with the Securities and Exchange Commission on September 28, 2007

                                                   File Nos. 033-39088
                                                             811-06243

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  Pre-Effective Amendment No.
                                ----

  Post-Effective Amendment No.  52                       (X)
                                ----

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

  Amendment No.  54                                     (X)
                 ---


                            FRANKLIN STRATEGIC SERIES
                            -------------------------
               (Exact Name of Registrant as Specified in Charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of Principal Executive Offices)(Zip Code)

                                 (650) 312-2000
               Registrant's Telephone Number, Including Area Code

               CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA
               ---------------------------------------------------
                                   94403-1906
                                   ----------
                (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b)
  [ ] on (date) pursuant to paragraph (b)
  [ ] 60 days after filing pursuant to paragraph (a)(1)
  [ ] on (date) pursuant to paragraph (a)(1)
  [ ] 75 days after filing pursuant to paragraph (a)(2)
  [X] on December 13, 2007 pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.























DECEMBER 13, 2007

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS CLASS A, C, R & ADVISOR

FRANKLIN FOCUSED CORE EQUITY FUND

FRANKLIN STRATEGIC SERIES

























[Insert FRANKLIN TEMPLETON INVESTMENTS logo]




CONTENTS

THE FUND

[Begin callout]
INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

Goal and Strategies

Main Risks

Performance

Fees and Expenses

Management

Distributions and Taxes

YOUR ACCOUNT

[Begin callout]
INFORMATION ABOUT SALES CHARGES, QUALIFIED INVESTORS, ACCOUNT TRANSACTIONS AND SERVICES
[End callout]

Choosing a Share Class

Buying Shares

Investor Services

Selling Shares

Exchanging Shares

Account Policies

Questions

FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT THE FUND
[End callout]

Back Cover

THE FUND

GOAL

The Fund's investment goal is capital appreciation. The Fund's investment goal is non-fundamental and therefore may be changed by the Trust's board of trustees without shareholder approval. Shareholders will be given at least 60 days' advance notice of any change to the Fund's investment goal.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. Shareholders will be given at least 60 days' advance notice of any change to the 80% policy. The Fund will invest primarily in equity securities of large capitalization companies, which are companies similar in size to those in the S&P 500 Index.

The Fund will generally seek to maintain a portfolio consisting of securities of approximately 30-40 companies. The Fund also may invest up 25% of its assets in foreign securities.

[Begin callout]
The Fund will generally seek to maintain a portfolio consisting of securities
of approximately 30-40 companies.   [End callout]

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business and the value of its assets, as well as general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances.
The Fund's manager employs a research driven, fundamental investor to identify attractive investment opportunities that offer what the manager believes to be the most favorable balance of growth potential, valuation, and risk. The Fund seeks to invest in financially strong companies with favorable growth potential and sustainable competitive advantages. Given the limited number of companies in the Fund's portfolio, the Fund's manager will focus on companies that it considers to be its "best ideas." The manager will apply a long-term perspective through market and business cycles. Although the manager will search for investments across a number of sectors, it may have significant positions in particular sectors. Due to market appreciation, the Fund's investment in an industry sector or the securities of a single company may come to represent a significant portion of the Fund's portfolio. Nevertheless, the manager will maintain such a position so long as it believes that the company or industry continues to meet its investment guidelines.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, high grade commercial paper, bank obligations, repurchase agreements, money market fund shares and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

MAIN RISKS

STOCKS

Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

SECTOR FOCUS

The Fund may invest a significant portion of its assets in the securities of companies involved in a specific sector. By focusing on a particular sector from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.

[Begin callout]
Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.
[End callout]

FOREIGN SECURITIES

Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

CURRENCY EXCHANGE RATES. Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

POLITICAL AND ECONOMIC DEVELOPMENTS. The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund's investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund's investments.

TRADING PRACTICES. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

AVAILABILITY OF INFORMATION. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

LIMITED MARKETS. Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's SAI. Portfolio holdings information can be viewed online at franklintempleton.com.

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]

PERFORMANCE

Because the Fund is new, it has no performance history.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES                    (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                     CLASS A    CLASS C    CLASS R    ADVISOR
                                                        CLASS
-----------------------------------------------------------------
Maximum sales
charge (load) as a   5.75%(2)   None       None         None
percentage of
offering price                             None         None

  Load imposed on    5.75%(2)   None       None         None
 purchases

  Maximum deferred   None(3)    1.00%      None         None
 sales charge (load)
  Redemption fee on  2.00%      2.00%      2.00%        2.00%
shares sold within
7 calendar days
following their
purchase date(1)

Please see "Choosing a Share Class" on page [#] for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES      (EXPENSES DEDUCTED FROM FUND ASSETS)

                       CLASS A      CLASS C  CLASS R     ADVISOR
                                                         CLASS
------------------------------------------------------------------
Management fees
Distribution and
service
(12b-1) fees
Other expenses
(including
administration fees)
                       -------------------------------------------
Total annual Fund
operating expenses
                       -------------------------------------------
                       -------------------------------------------
Management fee
reduction
                       -------------------------------------------
                       -------------------------------------------
Net annual Fund
operating expenses
                       -------------------------------------------

1. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.
2. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.
3. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page [#]) and purchases by certain retirement plans without an initial sales charge.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR    3 YEARS
--------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                        $[](1)    $[]
CLASS C                        $[]       $[]
CLASS R                        $[]       $[]
ADVISOR CLASS                  $[]       $[]
If you do not sell your
shares:
CLASS C                        $[]       $[]

1. Assumes a contingent deferred sales charge (CDSC) will not apply.

MANAGEMENT

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Together, Advisers and its affiliates manage over $[] billion in assets.

The Fund is managed by a team of dedicated professionals. The portfolio managers of the team are as follows:

STEVEN KORNFELD PORTFOLIO MANAGER OF ADVISERS
Mr. Kornfeld has been a manager of the Fund since its inception. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 2001.

EDWARD D. PERKS CFA(R)(1) SENIOR VICE PRESIDENT OF ADVISERS
Mr. Perks has been a manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1992.

1. CFA(R) and Chartered Financial Analyst(R) are trademarks owned by CFA Institute.

The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets. The fee is equal to an annual rate of:

o
o
o
o
o
o

On August 2, 2004, Franklin Resources, Inc. announced that Advisers (investment manager to many of the funds within Franklin Templeton Investments, and an affiliate of the investment manager to the other funds) reached a settlement with the Securities and Exchange Commission (SEC) that resolved the issues resulting from the SEC's investigation of market timing activity in the Franklin Templeton Investments funds. Under the terms of the settlement and the SEC's administrative order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. Such a distribution plan has been prepared and submitted to the SEC for approval. On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC's findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country. Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the Judicial Panel) ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled "In re Mutual Funds Investment Litigation" (the MDL). The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

On December 13, 2004, Franklin Templeton Distributors, Inc. (Distributors) (the principal underwriter of shares of the Franklin Templeton mutual funds) and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors. The SEC approved the independent distribution consultant's proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan was completed in September 2006, in accordance with the terms and conditions of the SEC's order and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of federal securities and state laws relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named investment managers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on Franklin Resources, Inc.'s website at franklintempleton.com under "Statement on Current Industry Issues."

DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAIN DISTRIBUTIONS

The Fund has qualified to be treated as a regulated investment company under the Internal Revenue Code (Code). As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund intends to make a distribution at least annually from its net investment income and any net realized capital gains. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain distribution. Your income dividends and capital gain distribution will be automatically reinvested in additional shares at net asset value unless you elect to receive cash payments.

ANNUAL STATEMENTS. Every January, you will receive a statement that shows the tax status of distributions you received the previous year, including, for U.S. investors, the amount of any qualified dividend income subject to tax at capital gains rates and, for non-U.S. investors, the amount of your ordinary dividends that have been exempt from nonresident alien withholding taxes because they are interest-related or short-term capital gain dividends. Distributions declared in December but paid in January are taxable as if they were paid in December.

[OPEN ITEM: THIS FUND'S INVESTMENT IN RE/REITS]

The Fund may at times find it necessary to reclassify income after it issues your tax reporting statement. This can result from rules in the Code that effectively prevent regulated investment companies such as the Fund, and Real Estate Investment Trusts (REITs) in which the Fund invests, from ascertaining with certainty until after the calendar year end, the final amount and character of distributions the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, Franklin Templeton Investments makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information. If you receive a corrected Form 1099-DIV, use the information on this Form, and not the information on your original statement, in completing your tax returns.

AVOID "BUYING A DIVIDEND." If you invest in the Fund shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution. For example, if you buy 500 shares in the Fund on December 10th at the Fund's net asset value (NAV) of $10 per share, and the Fund makes a distribution on December 15th of $1 per share, your shares will then have an NAV of $9 per share (disregarding any change in the Fund's market value), and you will have to pay a tax on what is essentially a return of your investment of $1 per share. This tax treatment is required even if you reinvest the $1 per share distribution in additional Fund shares.

TAX CONSIDERATIONS

In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gain tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

DIVIDEND INCOME. A portion of the income dividends paid to you by the Fund may be qualified dividends subject to taxation at the long-term capital gain rates. In general, income dividends from portfolio investments in the stock of domestic corporations and qualified foreign corporations are permitted this favored federal tax treatment. Income dividends from interest earned by the Fund on debt securities and dividends received from unqualified foreign corporations continue to be taxed at the higher ordinary income tax rates. Distributions of qualified dividends are eligible for these reduced rates of taxation only if you own your shares for at least 61 days during the 121-day period beginning 60 days before the ex-dividend date of any dividend.

DISTRIBUTIONS OF CAPITAL GAINS. Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable as long-term capital gains no matter how long you have owned your shares. Long-term capital gain distributions to individuals qualify for the 15% tax rate. For individuals in the 10% and 15% tax brackets, the tax rate is 5% on capital gain distributions from gains realized in calendar year 2007 and 0% on distributions from gains realized in calendar years 2008 through 2010. These reduced rates of taxation of capital gain dividends and net long-term capital gains are scheduled to sunset on December 31, 2010, unless extended or made permanent before that date. SALES OF FUND SHARES. When you sell your shares in the Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Franklin Templeton fund is the same as a sale, and will normally generate a gain or loss that will be reported to you in your year-end tax information. An exchange of your shares in one class in the Fund for shares of another class in the SAME Fund is not a taxable event, and no gain or loss will be reported on such a transaction.

If you have owned your Fund shares from more than one year, any gains reportable on the sale of your shares will also qualify for the reduced rates of taxation on capital gains as discussed above.

BACKUP WITHHOLDING. If you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding at a rate of 28% on any distributions of income, capital gains or proceeds from the sale of your shares. The Fund also must withhold if the Internal Revenue Service (IRS) instructs it to do so.

STATE AND LOCAL TAXES. Fund distributions and gains from the sale of your Fund shares generally are subject to state and local taxes.

[OPEN ITEM: THIS FUND'S INVESTMENT IN RE/REITS]

RECEIPT OF EXCESS INCLUSION INCOME BY THE FUND. Income received by the Fund from certain equity interests in mortgage pooling vehicles or residual interests in Real Estate Mortgage Investment Conduits (REMICs) is treated as "excess inclusion income." The Fund may derive such income either as a result of its direct investment in such interests or, indirectly, through its investment in REITs that hold such interests or otherwise qualify as taxable mortgage pools. In general, the Fund must allocate this income to Fund shareholders in proportion to dividends paid with the same consequences as if the shareholders directly received the excess inclusion income, and the Fund must pay a tax on any of this income that is allocable to "disqualified organizations," which are generally certain cooperatives, governmental entities and tax-exempt organizations that are exempt from tax on unrelated business taxable income
(UBTI).

The rules concerning excess inclusion income are complex and unduly burdensome in their current form, and the Fund's advisors are awaiting further guidance from the IRS on how these rules are to be implemented. Shareholders should talk to their tax advisors about whether an investment in the Fund is a suitable investment given the potential tax consequences of the Fund's receipt and distribution of excess inclusion income.

NON-U.S. INVESTORS. Non-U.S. investors may be subject to a U.S. withholding tax at a 30% or lower treaty rate on all Fund dividends of ordinary income. Non-U.S. investors may also be subject to U.S. estate tax on their investment in the Fund. They also have special certification requirements that, if not met, can subject them to backup withholding on any dividends, distributions and redemption proceeds that they receive from the Fund. Each of these subjects is discussed in greater detail in the "Distributions and Taxes - Non-U.S. investors" section of the Statement of Additional Information.

Exemptions from withholding are currently provided for distributions designated as long-term capital gains and for ordinary dividends designated as short-term capital gains or interest-related dividends. The exemptions from withholding on ordinary dividends designated as short-term capital gains or interest-related dividends are due to sunset for this Fund on June 30, 2008. Any distributions of qualified net interest income (interest-related dividends) or net short-term capital gains earned by the Fund after this date will again be subject to nonresident withholding taxes, unless these exemptions are extended or made permanent before the sunset provisions become effective.

The Fund may invest in equity securities of corporations that invest in U.S. real property, including REITs. The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes a non-U.S. person subject to U.S. tax on disposition of a U.S. real property interest as if he or she were a U.S. person. However, because the Fund does not expect to have more than 50% of its assets invested in REITs or real property corporations, it does not expect to pay any dividends that would be subject to FIRPTA reporting and tax withholding. For a more detailed discussion on investment in U.S. real property, see the section, "Distributions and Taxes - Non-U.S. investors - Investments in U.S. real property" in the Statement of Additional Information.

OTHER TAX INFORMATION. This discussion of "Distributions and Taxes" is not written to provide you with tax advice, and does not purport to deal with all of the tax consequences that may be applicable to your investment in the Fund. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Fund, or about the federal, state, local and foreign tax consequences of your investment in the Fund.

YOUR ACCOUNT

CHOOSING A SHARE CLASS

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide. Investors may purchase Class C or Class R shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. These provisions do not apply to Employer Sponsored Retirement Plans.

     CLASS A         CLASS C        CLASS R           ADVISOR CLASS
     ----------------------------------------------------------------
     o     Initial   o     No       o     No initial  o     For
        sales           initial        sales charge      qualified
        charge of       sales                            investors,
        5.75% or        charge                           see page
        less                                             [#]

     o     Deferred  o              o     Deferred
        sales           Deferred       sales charge
        charge of       sales          is not
        1% on           charge of      applicable
        purchases       1% on
        of $1           shares you
        million or      sell
        more sold       within 12
        within 18       months
        months
     o     Lower     o     Higher   o     Higher
        annual          annual         annual
        expenses        expenses       expenses than
        than Class      than Class     Class A due
        C or R due      A due to       to higher
        to lower        higher         distribution
        distribution    distribution   fees (lower
        fees            fees           than Class C)

             The Fund began offering shares on December 13, 2007.

[Begin callout]
FRANKLIN TEMPLETON FUNDS include all of the U.S. registered mutual funds of Franklin Templeton Investments and the Franklin Mutual Recovery Fund. They do not include the funds in the Franklin Templeton Variable Insurance Products Trust.
[End callout]

CLASS A, C & R

SALES CHARGES - CLASS A

                             THE SALES CHARGE
                             MAKES UP THIS %    WHICH EQUALS THIS
WHEN YOU INVEST THIS AMOUNT  OF THE OFFERING    % OF YOUR NET
                             PRICE*             INVESTMENT*
--------------------------------------------------------------------
Under $50,000                       5.75               6.10
$50,000 but under $100,000          4.50               4.71
$100,000 but under $250,000         3.50               3.63
$250,000 but under $500,000         2.50               2.56
$500,000 but under $1               2.00               2.04
million

*The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

SALES CHARGE REDUCTIONS AND WAIVERS

QUANTITY DISCOUNTS. We offer two ways for you to combine your current purchase of Class A Fund shares with other existing Franklin Templeton fund share holdings that might enable you to qualify for a lower sales charge with your current purchase. You can qualify for a lower sales charge when you reach certain "sales charge breakpoints." This quantity discount information is also available free of charge at www.franklintempleton.com/ retail/jsp_cm/fund_perf/pub/quantity_discount.jsp. This web page can also be reached at franklintempleton.com by clicking the "Funds & Performance" tab and then choosing "Quantity Discounts." 1. CUMULATIVE QUANTITY DISCOUNT - lets you combine certain existing holdings of Franklin Templeton fund shares - referred to as "cumulative quantity discount eligible shares" - with your current purchase of Class A shares to determine if you qualify for a sales charge breakpoint.

Cumulative quantity discount eligible shares are shares:

(i) Registered to (or held for):

o  You, individually;
o  Your spouse or domestic partner, as recognized by applicable state law;
o  You jointly with your spouse or domestic partner;
o You jointly with another unrelated (not a spouse or domestic partner) person if that other person has not included the value of the shares as cumulative quantity discount eligible shares for purposes of that person's separate investments in Franklin Templeton fund shares; or
o A trustee/custodian of a Coverdell Education Savings account for which you are the identified responsible person on the records of the "current purchase broker-dealer" (as defined below) or its affiliate;
o A trustee/custodian of your IRA (which includes a Roth IRA and an employer sponsored IRA such as a SIMPLE IRA) or your non-ERISA covered 403(b), if the shares are registered with the Fund (or in the current purchase broker-dealer's brokerage account) under your Social Security number or the trustee/custodian is providing IRA custody services for clients of the current purchase broker-dealer as an affiliate of, or under contract with, the firm; or
o Any entity over which you or your spouse or domestic partner have individual or shared authority, as principal, to buy and sell shares for the account (for example, an UGMA/UTMA account for a child on which you or your spouse or domestic partner are the custodian, a trust on which you or your spouse or domestic partner are the trustee, a business account [not to include retirement plans] for your solely owned business [or the solely owned business of your spouse or domestic partner] on which you [or your spouse or domestic partner] are the authorized signer); THAT ARE

(ii) in one or more accounts maintained by the transfer agent for the Franklin Templeton funds on which your "current purchase broker-dealer" (as defined below) is the broker-dealer of record or one or more brokerage accounts maintained with your "current purchase broker-dealer." Your current purchase broker-dealer is the broker-dealer (financial advisor) for the Fund account (or brokerage account) that will hold the shares from your current purchase. If you do not select a broker-dealer (financial advisor) for your current purchase, we will consider the distributor of the Fund's shares to be your current purchase broker-dealer for purposes of identifying cumulative quantity discount eligible shares that might be combined with your current purchase.

If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase (including at the time of any future purchase) specifically identify those shares to your current purchase broker-dealer.

The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their highest current public offering price. You should retain any records necessary to substantiate historical share costs because your current purchase broker-dealer may not have or maintain this information.

If there are cumulative quantity discount eligible shares that would qualify for combining with your current purchase and you do not tell your current purchase broker-dealer at the time of your current purchase or any future purchase, you may not receive the benefit of a reduced sales charge that might otherwise be available.

Franklin Templeton fund shares held as follows cannot be combined with your current purchase for purposes of the cumulative quantity discount:

o Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, shares held in a different broker-dealer's brokerage account or with a bank, an insurance company separate account or an investment advisor); or
o Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example, a 401(k) plan); or
o  Shares held in a 529 college savings plan; or
o Shares held directly in a Franklin Templeton fund account on which the broker-dealer (financial advisor) of record is different than your current purchase broker-dealer.

Franklin Templeton fund assets held in multiple Employer Sponsored Retirement Plans may be combined in order to qualify for sales charge breakpoints at the plan level if the plans are sponsored by the same employer.

A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

An "Employer Sponsored Retirement Plan" is a Qualified Retirement Plan, ERISA covered 403(b) and certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Retirement Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer sponsored IRAs.

2. LETTER OF INTENT (LOI) - expresses your intent to buy a stated dollar amount of "cumulative quantity discount eligible shares" (as defined in the "Cumulative quantity discount" section above) over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve 5% of your total intended purchase in Class A shares registered in your name until you fulfill your LOI to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI. Please refer to the SAI for more LOI details.

To sign up for these programs, complete the appropriate section of your account application.

SALES CHARGE WAIVERS. Class A shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by certain investors or for certain payments. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at 1-800/632-2301. A list of available sales charge waivers also may be found in the SAI.

INVESTMENTS OF $1 MILLION OR MORE

If you invest $1 million or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs, you can buy Class A shares without an initial sales charge. However, there is a 1% CDSC on any shares you sell within 18 months of purchase. The way we calculate the CDSC is the same for each class (please see page [#]).

DISTRIBUTION AND SERVICE (12B-1) FEES

Class A has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution fees of up to []% per year to those who sell and distribute Class A shares and provide other services to shareholders. Because these fees are paid out of Class A's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES - CLASS C

With Class C shares, there is no initial sales charge.

We place any investment of $1 million or more in Class A shares, since Class A's annual expenses are lower.

CDSC

There is a []% CDSC on any Class C shares you sell within 12 months of purchase. The way we calculate the CDSC is the same for each class (please see [#]).

DISTRIBUTION AND SERVICE (12B-1) FEES

Class C has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to % per year for the sale of Class C shares and for services provided to shareholders. Because these fees are paid out of Class C's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES - CLASS R

With Class R shares, there is no initial sales charge.

RETIREMENT PLANS

Class R shares are available to the following investors:

o  Employer Sponsored Retirement Plans

o Any trust or plan established as part of a qualified tuition program under Section 529 of the Internal Revenue Code

o Health Reimbursement Accounts and Health Savings Accounts, either as a direct investment or as a separate or managed account.

DISTRIBUTION AND SERVICE (12B-1) FEES

Class R has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to []% per year for the sale of Class R shares and for services provided to shareholders. Because these fees are paid out of Class R's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - CLASS A & C

The CDSC for each class is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gain distributions.

[Begin callout]
The HOLDING PERIOD FOR THE CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.

For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.
[End callout]

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Franklin Templeton fund (please see page [#] for exchange information).

REINSTATEMENT PRIVILEGE

If you sell shares of a Franklin Templeton fund that were held indirectly for your benefit in an account with your investment representative's firm or your bank's trust department or that were registered to you directly by the Fund's transfer agent (or, to an affiliated custodian or trustee of the Fund's transfer agent), you may reinvest all or a portion of the proceeds from that sale within 90 days of the sale without an initial sales charge. This Reinstatement Privilege does not apply to: (i) a purchase of Fund shares made through a regularly scheduled automatic investment plan such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account, or (ii) a purchase of Fund shares with proceeds from the sale of Franklin Templeton fund shares that were held indirectly through an Employer Sponsored Retirement Plan that is not a DCS Plan or a non-Franklin Templeton individual or employer sponsored IRA.

In order to take advantage of this Reinstatement Privilege, you must inform your investment representative or the Fund's transfer agent of this privilege at the time of your investment. The proceeds from the earlier sale must also be invested within the same share class as that of the sold shares, except proceeds will be reinvested in Class A shares if the proceeds are from the sale of (i) Class B shares; or (ii) Class C shares or Class R shares if at the time of investment you have not appointed an investment representative (financial advisor) of record for the Fund account(s) in which the purchased shares will be held. Proceeds from the earlier sale of Class Z shares may also be invested in Class A shares under this Reinstatement Privilege.

If you paid a CDSC when you sold your Class A or C shares, we will credit back to you the CDSC paid on the amount you are reinvesting within 90 days of the sale by adding it to the amount of your reinvestment (for example, if you are reinvesting $10,000 within 90 days of an earlier $10,000 sale on which you paid a $100 CDSC, the amount of your reinvestment will equal $10,100). The new shares issued with your reinvestment WILL BE subject to any otherwise applicable CDSC. If, however, you (except Employer Sponsored Retirement Plans) paid a CDSC when you sold (1) Class B shares; or (2) Class C shares held at the time of sale in a Franklin Templeton fund account without an investment representative (financial advisor) appointed by you and invest the proceeds from that sale in Class A shares within 90 days of the sale, you will not be credited with any CDSC paid at the time of sale. In this case, the new Class A shares issued with your reinvestment WILL NOT BE subject to any otherwise applicable CDSC.

Proceeds immediately placed in a Franklin Templeton Bank Certificate of Deposit
(CD) also may be reinvested without an initial sales charge if you reinvest them within 90 days from the date the CD matures, including any rollover.

This privilege does not apply to shares you buy and sell under our exchange program. Shares purchased with the proceeds from a money fund may be subject to a sales charge.

A "DCS Plan" is an Employer Sponsored Retirement Plan that (i) has contracted for current participant level recordkeeping with the Defined Contribution Services (DCS) division of Franklin Templeton Investor Services; or (ii) is receiving current DCS services by contracting with the entity identified in DCS promotional material for participant level recordkeeping related to those DCS services.

QUALIFIED INVESTORS - ADVISOR CLASS

The following investors or investments may qualify to buy Advisor Class shares of the Fund:

o Shares acquired by a financial intermediary in connection with its mutual fund trading platform that the intermediary holds, directly or indirectly, on behalf of a beneficial owner who has entered into a comprehensive fee or other advisory fee arrangement with any broker-dealer, trust company or registered investment advisor (RIA) that is not an affiliate or associated person of the financial intermediary, provided the financial intermediary has entered into an agreement with Distributors authorizing the sale of Fund shares. Minimum initial investment: $50,000 for individual or multiple clients.

o Shares acquired by a financial intermediary that the intermediary holds on behalf of a beneficial owner who has entered into a comprehensive fee or other advisory fee arrangement with the financial intermediary or an affiliate or associated person of the financial intermediary, provided the financial intermediary has entered into an agreement with Distributors authorizing the sale of Fund shares. No minimum initial investment.

o Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code. Minimum initial investment: $1 million in Advisor Class or Class Z shares of any Franklin Templeton fund.

o  Current and former officers, trustees, directors, full-time employees
   (and their family members) of both Franklin Templeton Investments and Franklin Templeton Funds, consistent with our then-current policies. Minimum initial investment: $100 ($50 for accounts with an automatic investment plan).

o  Assets held in accounts managed by a subsidiary of Franklin Resources,
   Inc.: (1) under an advisory agreement (including sub-advisory agreements); and/or (2) as Trustee of an inter vivos or testamentary trust.

o Assets held in accounts managed by a state or federally regulated trust company or bank (Trust Company) either as discretionary trustee of an inter vivos or testamentary trust or as manager under an advisory agreement (including sub-advisory) or other agreement that grants the Trust Company investment discretion over those assets (Trust Company Managed Assets) if (i) the aggregate value of Trust Company Managed Assets invested in Franklin Templeton funds at the time of purchase equals at least $1 million; and (ii) the purchased shares are registered directly to the Trust Company in its corporate capacity (not as trustee of an individual trust) and held solely as Trust Company Managed Assets.

o An Employer Sponsored Retirement Plan (Plan) with Plan assets of $1 million or more that is not an Existing DCS Plan. An "Employer Sponsored Retirement Plan" includes (a) an employer sponsored pension or profit sharing plan that qualifies (Qualified Plan) under section 401(a) of the Internal Revenue Code (Code), including Code section 401(k), money purchase pension, profit sharing and defined benefit plans; (b) an ERISA covered 403(b); and
   (c) certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer sponsored IRAs. An "Existing DCS Plan" is an Employer Sponsored Retirement Plan that has contracted on or before May 1, 2006 for participant level recordkeeping with an affiliate of Distributors (the Recordkeeping Affiliate) or with the entity identified in the Recordkeeping Affiliate's small business plan promotional materials. An Existing DCS Plan became eligible to purchase Advisor Class shares on May 1, 2007.

o Any trust or plan established as part of a qualified tuition program under Section 529 of the Internal Revenue Code, provided that Distributors or an affiliate of Distributors has entered into a contract with the state sponsor of the program to provide certain services relating to the operation of the program. No initial minimum investment.

o An individual or entity associated with a current customer of Franklin Templeton Institutional, LLC (FTI, LLC) if approved by FTI, LLC in consultation with its customer.

BUYING SHARES

MINIMUM INVESTMENTS - CLASS A, C & R
-----------------------------------------------------
                                        INITIAL
-----------------------------------------------------
Regular accounts                        $1,000
-----------------------------------------------------
Automatic investment plans              $50
-----------------------------------------------------
UGMA/UTMA accounts                      $100
-----------------------------------------------------
Employer Sponsored Retirement Plans,    no minimum
SIMPLE-IRAs, SEP-IRAs, SARSEPs or
403(b) plan accounts
-----------------------------------------------------
IRAs, IRA rollovers, Coverdell
Education Savings Plans or Roth IRAs    $250
-----------------------------------------------------
Broker-dealer sponsored wrap account
programs                                no minimum
-----------------------------------------------------
Current and former full-time            $100
employees, officers, trustees and
directors of Franklin Templeton
entities, and their family members
-----------------------------------------------------

Please note that you may only buy shares of a fund eligible for sale in your state or jurisdiction.

ACCOUNT APPLICATION

If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page [#]). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic funds transfer to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions. We do not accept cash, credit card convenience checks, non-bank money orders or travelers checks as forms of payment to purchase shares.


BUYING SHARES
----------------------------------------------------------------------
                      OPENING AN ACCOUNT      ADDING TO AN ACCOUNT
----------------------------------------------------------------------

THROUGH YOUR
INVESTMENT            Contact your            Contact your investment
REPRESENTATIVE        investment              representative
                      representative
----------------------------------------------------------------------
                      If you have another     Before requesting a
BY PHONE/ONLINE       Franklin Templeton      telephone or online
                      fund account with your  purchase into an
(Up to $100,000 per   bank account            existing account,
shareholder per day)  information on file,    please make sure we
                      you may open a new      have your bank account
1-800/632-2301        account by phone. At    information on file. If
                      this time, a new        we do not have this
franklintempleton.com account may not be      information, you will
                      opened online.          need to send written
NOTE: (1) CERTAIN                            instructions with your
ACCOUNT TYPES ARE     To make a same day      bank's name and address
NOT AVAILABLE FOR     investment, your phone  and a voided check or
ONLINE ACCOUNT        order must be received  savings account deposit
ACCESS AND (2) THE    and accepted by us by   slip. If the bank and
AMOUNT MAY BE         1:00 p.m. Pacific time  Fund accounts do not
HIGHER FOR MEMBERS    or the close of the     have at least one
OF FRANKLIN           New York Stock          common owner, your
TEMPLETON VIP         Exchange, whichever is  written request must be
SERVICES(TM).  PLEASE   earlier.                signed by ALL fund AND
SEE PAGE [XX] FOR                             bank account owners,
MORE INFORMATION                              and each individual
REGARDING                                     must have his or her
ELIGIBILITY.                                  signature guaranteed.

                                              To make a same day
                                              investment, your
                                              phone or online order
                                              must be received and
                                              accepted by us by 1:00
                                              p.m. Pacific time or
                                              the close of the New
                                              York Stock Exchange,
                                              whichever is earlier.

----------------------------------------------------------------------
                      Make your check         Make your check payable
                      payable to Franklin     to Franklin Focused
                      Focused Core Equity     Core Equity Fund.
BY MAIL               Fund.                   Include your account
                                              number on the check.
                      Mail the check and
                      your signed             Fill out the deposit
                      application to          slip from your account
                      Investor Services.      statement. If you do
                                              not have a slip,
                                              include a note with
                                              your name, the Fund
                                              name, and your  account
                                              number.

                                              Mail the check and deposit
                                              slip or note to Investor
                                              Services.
----------------------------------------------------------------------
                      Call  to receive a      Call to receive a wire
                      wire control number     control number and wire
                      and wire                instructions.
                      instructions.
BY WIRE                                       To make a same day wire
                      Wire the funds and      investment, the wired
1-800/632-2301        mail your signed        funds must be received
(or 1-650/312-2000    application to          and accepted by us by
collect)              Investor Services.      1:00 p.m. Pacific time
                      Please include the      or the close of the New
                      wire control number or  York Stock Exchange,
                      your new account        whichever is earlier.
                      number on the
                      application.

                      To make a same day
                      wire investment, the
                      wired funds must be
                      received and accepted
                      by us by 1:00 p.m.
                      Pacific time or
                      the close of the New York
                      Stock Exchange,
                      whichever is earlier.
----------------------------------------------------------------------
                      Call Shareholder        Call Shareholder
BY EXCHANGE           Services at             Services at
                      1-800/632-2301, or      1-800/632-2301, or send
                      send signed written     signed written
                      instructions.   You     instructions. You also
franklintempleton.com also may place an       may place an online
                      online exchange order.  exchange order.
                      The automated
                      telephone system        (Please see page # []
                      cannot be used to open  for information on
                      a new account.          exchanges.)

                      (Please see page # [ ]
                      for information on
                      exchanges.)
----------------------------------------------------------------------

                                           Franklin Templeton Investor Services
                                     P.O. Box 997151, Sacramento, CA 95899-7151
                                                 Call toll-free: 1-800/632-2301
                   (Monday through Friday 5:30 a.m. to 5:00 p.m., Pacific time)
                              or visit us online 24 hours a day, 7 days a week,
                                                       at franklintempleton.com

INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN

This plan offers a convenient way for you to invest in the Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, visit us online at franklintempleton.com or complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include your minimum initial investment with your application.

AUTOMATIC PAYROLL DEDUCTION

You may invest in the Fund automatically by transferring money from your paycheck to the Fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

AUTOMATED TELEPHONE SYSTEM

Our automated system offers around-the-clock access to information about your account or any Franklin Templeton fund. This service is available by dialing any of the following numbers from a touch-tone phone:

SHAREHOLDER SERVICES      1-800/632-2301
ADVISOR SERVICES          1-800/524-4040
RETIREMENT SERVICES       1-800/527-2020

DISTRIBUTION OPTIONS

You may reinvest distributions you receive from the Fund in an existing account in the same share class* of the Fund or another Franklin Templeton fund. Initial sales charges and CDSCs will not apply to reinvested distributions. You also can have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

If you received a distribution and chose to return it to purchase additional shares in Class A shares of another Franklin Templeton fund, you will not be charged an initial sales charge if you invest the distribution within 90 days of the distribution date.

[Begin callout]
For retirement plans for which Franklin Templeton Bank & Trust is the trustee or custodian, special forms may be needed to receive distributions in cash. Please call 1-800/527-2020 for information.
[End callout]

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the Fund.

*Class C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund. Advisor Class shareholders may reinvest in Advisor Class or Class A shares of another Franklin Templeton fund. To reinvest your distributions in Advisor Class shares of another Franklin Templeton fund, you must be a current shareholder in Advisor Class or otherwise qualify to buy that fund's Advisor Class shares. DCS Plans may direct distributions to Class A shares if Class R shares are not offered by that fund.

RETIREMENT PLANS

Franklin Templeton Investments offers a variety of retirement plans for individuals and businesses. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Services at 1-800/527-2020.

TELEPHONE/ONLINE PRIVILEGES

You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions by phone or online, including: buy, sell, or exchange shares of most funds; use electronic funds transfer to buy or sell shares of most funds; change your address; and, add or change account services (including distribution options, systematic withdrawal plans and automatic investment plans).

To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at franklintempleton.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. If you are registered for online services, you may enroll online in Franklin Templeton's electronic delivery program for your shareholder documents. This will allow you to receive electronic delivery (through our website) of most funds' prospectuses, annual/semiannual reports to shareholders, and proxy statements, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption. Certain methods of contacting us (such as by phone or by Internet) may be unavailable or delayed during periods of unusual market activity. OF COURSE, YOU CAN DECLINE TELEPHONE BUY, SELL, OR EXCHANGE PRIVILEGES ON YOUR ACCOUNT APPLICATION, OR CHOOSE NOT TO REGISTER FOR ONLINE PRIVILEGES. IF YOU HAVE TELEPHONE/ONLINE PRIVILEGES ON YOUR ACCOUNT AND WANT TO DISCONTINUE THEM, PLEASE CONTACT US FOR INSTRUCTIONS. You may reinstate these privileges at any time in writing, including online registration with respect to online privileges.

NOTE: We discourage you from including confidential or sensitive information in any Internet communication to us. If you do choose to send email (encrypted or not) to us over the Internet, you are accepting the associated risks of lack of confidentiality.

SYSTEMATIC WITHDRAWAL PLAN

This plan allows you to automatically sell your shares and receive regular payments from your account. A CDSC may apply to withdrawals that exceed certain amounts. Certain terms and minimums apply. To sign up, visit us online at franklintempleton.com or complete the appropriate section of your application.

FRANKLIN TEMPLETON VIP SERVICES(TM)

You may be eligible for Franklin Templeton VIP Services(TM) if you are currently eligible for the $250,000 sales charge breakpoint based solely on shares registered directly with the Franklin Templeton funds' transfer agent and excluding shares held indirectly through brokerage accounts. Franklin Templeton VIP Services(TM) shareholders enjoy enhanced service and transaction capabilities. Please contact Shareholder Services at 1-800/632-2301 for additional information on this program.

SELLING SHARES

You can sell your shares at any time. Please keep in mind that a contingent deferred sales charge (CDSC) may apply.

SELLING SHARES IN WRITING

Generally, requests to sell $100,000 or less can be made over the phone, online, or with a simple letter. Sometimes, however, to protect you and the Fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o  you are selling more than $100,000 worth of shares
o  you want your proceeds paid to someone who is not a registered owner
o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the Fund against potential claims based on the instructions received.

The amount may be higher for members of Franklin Templeton VIP Services(TM). Please see page [#] for more information regarding eligibility.

SELLING RECENTLY PURCHASED SHARES

If you sell shares recently purchased, we may delay sending you the proceeds until your check, draft or wire/electronic funds transfer has cleared, which may take seven business days or more.

REDEMPTION PROCEEDS

Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency.

RETIREMENT PLANS

You may need to complete additional forms to sell shares in a Franklin Templeton Bank & Trust retirement plan. For participants under age 591/2, tax penalties may apply. Call Retirement Services at 1-800/527-2020 for details.

SELLING SHARES
---------------------------------------------------------------
                       TO SELL SOME OR ALL OF YOUR SHARES
---------------------------------------------------------------

THROUGH YOUR
INVESTMENT            Contact your investment representative
REPRESENTATIVE
---------------------------------------------------------------
                      Send written instructions and endorsed
BY MAIL               share certificates (if you hold share
                      certificates) to Investor Services. Corporate, partnership or trust accounts may need to send additional documents.

                      Specify the Fund, the account number
                      and the dollar value or number of
                      shares you wish to sell. Be sure to
                      include all necessary signatures and
                      any additional documents, as well as
                      signature guarantees if required.

                      A check will be mailed to the name(s)
                      and address on the account, or
                      otherwise according to your written
                      instructions.
---------------------------------------------------------------
                      As long as your transaction is for
BY PHONE/ONLINE       $100,000 or less, you do not hold share
                      certificates and you have not changed
1-800/632-2301        your address by phone or online within
                      the last 15 days, you can sell your
franklintempleton.com shares by phone or online. The amount may be higher for members of Franklin Templeton
                      VIP Services(TM). Please see  page [#]
                      for more information regarding eligibility.

                      A check will be mailed to the name(s)
                      and address on the account, or a
                      pre-authorized secondary address. Written
                      instructions, with a signature guarantee,
                      are required to send the check to another
                      address or to make it payable to another
                      person.
---------------------------------------------------------------
                      You can call, write, or visit us online
BY ELECTRONIC FUNDS   to have redemption proceeds sent to a
TRANSFER (ACH)        bank account. See the policies at left
                      for selling shares by mail, phone, or
                      online.

                      Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip. If the bank and Fund accounts do not have at least one common owner, you must provide written instructions signed by ALL fund AND bank account owners, and each individual must have his or her signature guaranteed.

                      If we receive your request in proper
                      form by 1:00 p.m. Pacific time, proceeds sent
                      by ACH generally will be available within
                      two to three business days.
---------------------------------------------------------------
                       Obtain a current prospectus for the
BY EXCHANGE           fund you are considering.  Prospectuses
                      are available online at
                      franklintempleton.com.

                      Call Shareholder Services at the number
                      below or send signed written instructions.
                      You also may place an exchange order online.
                      See the policies at left for selling shares by mail, phone, or online.

                      If you hold share certificates, you
                      will need to return them to the Fund
                      before your exchange can be processed.
---------------------------------------------------------------
                                           Franklin Templeton Investor Services
                                     P.O. Box 997151, Sacramento, CA 95899-7151
                                                 Call toll-free: 1-800/632-2301
                   (Monday through Friday 5:30 a.m. to 5:00 p.m., Pacific time)
                              or visit us online 24 hours a day, 7 days a week,
                                                       at franklintempleton.com


EXCHANGING SHARES

EXCHANGE PRIVILEGE

CLASS A, C & R

You can exchange shares between most Franklin Templeton funds within the same class,* generally without paying any additional sales charges. If you exchange shares held for less than six months, however, you may be charged the difference between the initial sales charge of the two funds if the difference is more than 0.25%. If you exchange shares from a money fund or another fund that does not have a sales charge, a sales charge may apply no matter how long you have held the shares.

Any CDSC will continue to be calculated from the date of your initial investment and will not be charged at the time of the exchange. The purchase price for determining a CDSC on exchanged shares will be the price you paid for the original shares. If you exchange shares subject to a CDSC into a Class A money fund, the time your shares are held in the money fund will not count towards the CDSC holding period.

DCS Plans may exchange Class R shares for Class A shares of another Franklin Templeton fund if that fund does not offer Class R shares.

*Class Z shareholders of Franklin Mutual Series Fund Inc. may exchange into Class A without any sales charge.

ADVISOR CLASS

You can exchange your Advisor Class shares for Advisor Class shares of other Franklin Templeton funds. You also may exchange your Advisor Class shares for Class A shares of a fund that does not currently offer an Advisor Class (without any sales charge)* or for Class Z shares of Franklin Mutual Series Fund Inc.
*If you exchange into Class A shares and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class A shares for Advisor Class shares if you are a current shareholder in Advisor Class or you otherwise qualify to buy the fund's Advisor Class shares.

ALL CLASSES

The remainder of the "Exchanging Shares" section applies to all classes.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

REJECTED EXCHANGES. If the Fund rejects an exchange request involving the sale of Fund shares, the rejected exchange request will also mean rejection of the request to purchase shares of another fund with the proceeds of the sale. Of course, you may generally redeem shares of the Fund at any time.

EXCHANGES THROUGH FINANCIAL INTERMEDIARIES. If you are investing indirectly in the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment advisor, an administrator or trustee of an IRS-recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains a master account (an Omnibus Account) with the Fund for trading on behalf of its customers, different exchange and/or transfer limit guidelines and restrictions may apply. The financial intermediary through whom you are investing may choose to adopt different trading restrictions designed to discourage short-term or excessive trading. Consult with your financial intermediary (or, in the case of a 401(k) retirement plan, your plan sponsor) to determine what trading restrictions, including exchange/transfer limitations, may be applicable to you.

FUND EXCHANGE PRIVILEGE CHANGES/WAIVER. The Fund may terminate or modify (temporarily or permanently) this exchange privilege in the future. You will receive 60 days' notice of any material changes, unless otherwise provided by law.

OTHER FUNDS' EXCHANGE PRIVILEGES. If there is a conflict between the exchange privileges of two funds involved in an exchange transaction, the stricter policy will apply to the transaction. Other Franklin Templeton funds may have different exchange restrictions. Check each fund's prospectus for details.

MARKET TIMING TRADING POLICY

The Fund's board of trustees has adopted the following policies and procedures with respect to market timing (Market Timing Trading Policy).

MARKET TIMING GENERALLY. The Fund discourages and does not intend to accommodate short-term or frequent purchases and redemptions of Fund shares, often referred to as "market timing." It intends to seek to restrict or reject such trading or take other action, as described below, if in the judgment of the Fund manager or transfer agent such trading may interfere with the efficient management of the Fund's portfolio, may materially increase the Fund's transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders.

MARKET TIMING CONSEQUENCES. If information regarding your trading activity in this Fund or in any other Franklin Templeton fund or non-Franklin Templeton fund is brought to the attention of the Fund's manager or transfer agent and based on that information the Fund or its manager or transfer agent in its sole discretion concludes that your trading may be detrimental to the Fund as described in this Market Timing Trading Policy, the Fund may temporarily or permanently bar your future purchases into the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which you may request future purchases and redemptions (including purchases and/or redemptions by an exchange or transfer between the Fund and any other mutual fund).

In considering an investor's trading activity, the Fund may consider, among other factors, the investor's trading history both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership (see, for example, "Investment by asset allocators" in the Statement of Additional Information).

MARKET TIMING THROUGH FINANCIAL INTERMEDIARIES. You are an investor subject to this Market Timing Trading Policy whether you are a direct shareholder of the Fund or you are investing indirectly in the Fund through a financial intermediary (such as a broker-dealer, a bank, trust company, an insurance company separate account, an investment advisor, or an administrator or trustee of an IRS-recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan) that maintains an Omnibus Account with the Fund for trading on behalf of its customers.

While the Fund will encourage financial intermediaries to apply the Fund's Market Timing Trading Policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund's Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the Omnibus Accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund's Market Timing Trading Policy to their customers (for example, participants in a 401(k) retirement plan) through such methods as implementing short-term trading limitations or restrictions, imposing the Fund's redemption fee and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund's Market Timing Trading Policy.

RISKS FROM MARKET TIMERS. Depending on various factors, including the size of the Fund, the amount of assets the portfolio manager typically maintains in cash or cash equivalents, the dollar amount and number and frequency of trades and the types of securities in which the Fund typically invests, short-term or frequent trading may interfere with the efficient management of the Fund's portfolio, increase the Fund's transaction costs, administrative costs and taxes and/or impact Fund performance.

In addition, if the nature of the Fund's portfolio holdings exposes the Fund to "arbitrage market timers," the value of the Fund's shares may be diluted if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices. Arbitrage market timing occurs when an investor seeks to take advantage of the possible delay between the change in the value of a mutual fund's portfolio holdings and the reflection of the change in the fund's net asset value per share. Since the Fund invests significantly in foreign securities, it may be particularly vulnerable to arbitrage market timing. Arbitrage market timing in foreign investments may occur because of time zone differences between the foreign markets on which the Fund's international portfolio securities trade and the time as of which the Fund's NAV is calculated. Arbitrage market timers may purchase shares of the Fund based on events occurring after foreign market closing prices are established, but before calculation of the Fund's NAV. One of the objectives of the Fund's fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing (please see "Valuation - Foreign Securities - Potential Impact of Time Zones and Market Holidays").

The Fund is currently using several methods to reduce the risks associated with market timing. These methods include:

o committing staff to selectively review on a continuing basis recent trading activity in order to identify trading activity that may be contrary to the Fund's Market Timing Trading Policy;
o     imposing a redemption fee for short-term trading;
o monitoring potential price differentials following the close of trading in foreign markets;
o seeking the cooperation of financial intermediaries to assist the Fund in identifying market timing activity.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund's shareholders. There is no assurance that the Fund or its agents will gain access to any or all information necessary to detect market timing in Omnibus Accounts. While the Fund will seek to take actions (directly and with the assistance of financial intermediaries) that will detect market timing, the Fund cannot represent that such trading activity can be minimized or completely eliminated.

REVOCATION OF MARKET TIMING TRADES. Transactions placed in violation of the Fund's Market Timing Trading Policy are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund following receipt by the Fund.

REDEMPTION FEE

REDEMPTION FEE ASSESSMENT. A short-term trading redemption fee will be imposed (with some exceptions) on any Fund shares in a Fund account that are sold (by redemption, whether voluntary or involuntary, or exchange) within seven (7) calendar days following their purchase date. This redemption fee will equal 2% of the amount redeemed (using standard rounding criteria) and shares held the longest will be treated as being redeemed first and shares held shortest as being redeemed last. The redemption fee may be collected by deduction from the redemption proceeds or, if imposed after the redemption transaction, by billing you.

This redemption fee is imposed to discourage short-term trading and is paid to the Fund to help offset any cost associated with such short-term trading. This redemption fee is not intended to accommodate short-term trading and the Fund will monitor the assessment of redemption fees against your account. Based on the frequency of redemption fees assessed against your account in the Fund and/or in your other Franklin Templeton fund accounts, the Fund manager or transfer agent may in its sole discretion determine that your trading activity may be detrimental to the Fund as described in the Fund's "Market Timing Trading Policy" section and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges or redemptions out of the Fund.

REDEMPTIONS THROUGH FINANCIAL INTERMEDIARIES. You are an investor subject to this 2% short-term trading redemption fee whether you are a direct shareholder of the Fund or you are investing indirectly in the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment advisor, an administrator or trustee of an IRS-recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains an Omnibus Account with the Fund for trading on behalf of its customers. Currently, only certain intermediaries have the ability to collect the Fund's redemption fee on the Fund's behalf from their customers' accounts. Even in the case of these intermediaries who are collecting the redemption fee, due to policy, operational and/or systems' requirements and limitations, these intermediaries may use criteria and methods for tracking, applying and/or calculating the fee that may differ in some respects from that of the Fund. The Fund will continue to encourage all financial intermediaries to develop the capability to begin imposing the redemption fee from their customers who invest in the Fund. If you are investing in Fund shares through a financial intermediary, you should contact your financial intermediary (or, in the case of a 401(k) retirement plan, your plan sponsor) for more information on any differences in how the redemption fee is applied to your investments in the Fund.

WAIVER/EXCEPTIONS/CHANGES. The Fund reserves the right to waive the redemption fee at its discretion if the Fund's transfer agent believes such waiver is consistent with the best interests of the Fund and to the extent permitted or required by applicable law. The Fund's transfer agent may also, at its discretion and upon receipt of a shareholder's written request, waive the redemption fee because of a bona fide and unanticipated financial emergency. The redemption fee does not apply to redemptions by other mutual funds, Omnibus Account owners and certain comprehensive fee programs where investment instructions are given at the firm level of Fund approved broker-dealers on behalf of their clients invested in Franklin Templeton funds. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. You will receive 60 days' notice of any material changes, unless otherwise provided by law.

LIMITATIONS ON COLLECTION. Currently, the Fund is very limited in its ability to ensure that the redemption fee is imposed by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to impose or collect the fee, or omits to collect the fee at the time of a redemption, the Fund will not receive the redemption fees. Further, if Fund shares are redeemed by a financial intermediary at the direction of its customer(s), the Fund may not know: (1) whether a redemption fee is applicable; and/or (2) the identity of the customer who should pay the redemption fee.

INVOLUNTARY REDEMPTIONS. The Fund reserves the right to close your account if the account value falls below $500 ([$125 for individual retirement accounts;] $50 for employee and UGMA/UTMA accounts), or you are deemed to engage in activities that are illegal (such as late trading) or otherwise believed to be detrimental to the Fund (such as market timing).

ACCOUNT POLICIES

CALCULATING SHARE PRICE

CLASS A & C

When you buy shares, you pay the "offering price" for the shares. The "offering price" is determined by dividing the NAV per share by an amount equal to 1 minus the sales charge applicable to the purchase (expressed in decimals), calculated to two decimal places using standard rounding criteria. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. For example, if the NAV per share is $10.25 and the applicable sales charge for the purchase is 5.75%, the offering price would be calculated as follows: 10.25 divided by 1.00 minus 0.0575 [10.25/0.9425] equals 10.87533, which, when rounded to two decimal points, equals 10.88. The offering price per share would be $10.88.

When you sell shares, you receive the NAV minus any applicable CDSC.

ALL CLASSES

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The NAV per share is determined by dividing the total net asset value of each fund's share class by the applicable number of shares outstanding per share class.

The Fund calculates the NAV per share each business day at the close of trading on the New York Stock Exchange (NYSE) (normally 1:00 p.m. Pacific time). The Fund does not calculate the NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, the Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. The Fund generally utilizes two independent pricing services to assist in determining a current market value for each security. If market quotations are readily available for portfolio securities listed on a securities exchange, the Fund values those securities at the last quoted sale price or the official closing price of the day, respectively, or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Fund values over-the-counter portfolio securities within the range of the most recent bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Fund values them according to the broadest and most representative market.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. The Fund relies on third party pricing vendors to monitor for events materially affecting the value of these securities during this period. If an event occurs, the third party pricing vendors will provide revised values to the Fund.

FAIR VALUATION - INDIVIDUAL SECURITIES

The Fund has procedures, approved by the board of trustees, to determine the fair value of individual securities and other assets for which market prices are not readily available (such as certain restricted or unlisted securities and private placements) or which may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities). Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. The board of trustees oversees the application of fair value pricing procedures.

The application of fair value pricing procedures represents a good faith determination based upon specifically applied procedures. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were able to sell the security at approximately the time at which the Fund determines its NAV per share.

SECURITY VALUATION - FOREIGN SECURITIES - COMPUTATION OF U.S. EQUIVALENT VALUE

The Fund generally determines the value of a foreign security as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the NYSE, if earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 1:00 p.m. Pacific time) on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. Occasionally events (such as repatriation limits or restrictions) may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the board of trustees.

ACCOUNTS WITH LOW BALANCES

If your account has been open for more than one year and its value falls below $500 ([$125 for individual retirement accounts;] $50 for employee and UGMA/UTMA accounts), we will mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we will close your account and mail the proceeds to the address of record. You will not be charged a CDSC if your account is closed for this reason. This policy does not apply to certain broker-controlled accounts established through the National Securities Clearing Corporation's Networking system.

STATEMENTS, REPORTS AND PROSPECTUSES

You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement).

You also will receive the Fund's financial reports every six months as well as an annual updated prospectus. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and prospectus. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 1-800/632-2301. At any time you may view current prospectuses and financial reports on our website.

If you choose, you may receive your statements, financial reports and prospectuses through electronic delivery (please see "Telephone/Online Privileges" on page [#]).

INVESTMENT REPRESENTATIVE ACCOUNT ACCESS

If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from the Fund.

STREET OR NOMINEE ACCOUNTS

You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Distributors. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS

Unless you specify a different registration, shares issued to two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to jointly owned shares, or to sever a joint tenancy in jointly owned shares, all owners must agree in writing.

JOINT ACCOUNT RISK WITH TELEPHONE/ONLINE PRIVILEGES

You will automatically receive telephone/online privileges when you open your account. If your account has more than one registered owner, telephone/online privileges allow the Fund to accept online registration for online services (including electronic delivery of shareholder documents) and transaction instructions online or by telephone from only one registered owner. This means that ANY ONE REGISTERED OWNER ON YOUR ACCOUNT, ACTING ALONE AND WITHOUT THE CONSENT OF ANY OTHER REGISTERED OWNER, may give the Fund instructions by telephone, online or in writing (subject to any limitations in telephone or online privileges) to:

o Exchange shares from a jointly registered Fund account requiring all registered owner signatures into an identically registered money fund account that only requires one registered owner's signature to redeem shares;
o Redeem Fund shares and direct the redemption proceeds to a bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise;
o Add/Change the bank account to which Fund share redemption proceeds may be sent, which bank account may not be owned by you;
o Purchase Fund shares by debiting a bank account that may be owned by you; and
o Add/Change the bank account that may be debited for Fund share purchases, which new account may be owned by you.

If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to the Fund without your consent, you must instruct the Fund to deny/terminate online privileges and the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. This decision will apply to any other fund into which you may exchange your jointly owned Fund shares. Any later decision to permit these types of instructions by telephone and/or online will need to be given to the Fund in a written instruction signed by all registered owners.

ADDITIONAL POLICIES

Please note that the Fund maintains additional policies and reserves certain rights, including:

o The Fund may restrict, reject or cancel any purchase orders, including an exchange request.
o The Fund may modify, suspend, or terminate telephone/online privileges at any time.
o The Fund may make material changes to or discontinue the exchange privilege on 60 days' notice or as otherwise provided by law.
o The Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.
o Normally, redemptions are processed by the next business day, but may take up to seven days to be processed if making immediate payment would adversely affect the Fund.
o In unusual circumstances, we may temporarily suspend redemptions or postpone the payment of proceeds, as allowed by federal securities laws.
o For redemptions over a certain amount, the Fund may pay redemption proceeds in securities or other assets rather than cash if the manager determines it is in the best interest of the Fund, consistent with applicable law.
o You may only buy shares of a fund (including the purchase side of an exchange) eligible for sale in your state or jurisdiction.
o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.

DEALER COMPENSATION

CLASS A, C & R

Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Distributors from sales charges received from purchasing or redeeming shareholders, from distribution and service (12b-1) fees from the Fund and from Distributors' other financial resources. Dealers may also receive shareholder servicing fees for servicing investors who indirectly hold Franklin Templeton fund shares through dealer-maintained brokerage accounts as more fully described under "Shareholder servicing and transfer agent" in the SAI. These fees are paid by the Fund's transfer agent from payments it receives under its agreement with the Fund.

                             CLASS A    CLASS C    CLASS R
--------------------------------------------------------------
COMMISSION (%)               ---        [](3)      ---
Investment under $50,000     5.00       ---        ---
$50,000 but under $100,000   3.75       ---        ---
$100,000 but under $250,000  2.80       ---        ---
$250,000 but under $500,000  2.00       ---        ---
$500,000 but under $1        1.60       ---        ---
million
$1 million or more           up to      ---        ---
                             1.00(1)
12B-1 FEE TO DEALER          0.251, 2   [](4)      []

If any dealer commissions are paid in connection with a purchase which is subsequently rejected or results in any trading restriction placed on the purchaser as a result of a determination by the Fund's manager or transfer agent that the purchase may be connected with trading activity that may be detrimental to the Fund as described in the Fund's "Market Timing Trading Policy," the dealer shall, upon demand, refund such commissions to Distributors.

1. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.
2. The Fund may pay up to []% to Distributors or others, out of which []% generally will be retained by Distributors for its distribution expenses.
3. Commission includes advance of the first year's []% 12b-1 service fee. Distributors may pay a prepaid commission. However, Distributors does not pay a prepaid commission on any purchases by Employer Sponsored Retirement Plans.
4. Dealers may be eligible to receive up to []% at the time of purchase and may be eligible to receive 1% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset the commission and the prepaid service fee paid at the time of purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

OTHER DEALER COMPENSATION. Distributors may make payments from its own financial resources to certain dealers who have sold shares of the Franklin Templeton mutual funds. In the case of any one dealer, marketing support payments will not exceed the sum of 0.10% of that dealer's current year's total sales of Franklin Templeton mutual funds, and 0.05% (or 0.03%) of the total assets of equity (or fixed income) funds attributable to that dealer, on an annual basis. Marketing support payments made to organizations located outside the U.S., with respect to investments in the Fund by non-U.S. persons, may exceed this limitation. Distributors makes these payments in connection with the qualifying dealers' efforts to educate financial advisors about the Franklin Templeton funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with Distributors. Distributors will, on an annual basis, determine the advisability of continuing these payments.

To the extent permitted by SEC and NASD rules and other applicable laws and regulations, Distributors may pay or allow other promotional incentives or payments to dealers.

Sale of Fund shares, as well as shares of other funds in Franklin Templeton Investments, is not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

You can find further details in the SAI about the payments made by Distributors and the services provided by your financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You should ask your financial advisor for information about any payments it receives from Distributors and any services it provides, as well as about fees and/or commissions it charges.

ADVISOR CLASS

Qualifying dealers who sell Advisor Class shares may receive up to 0.25% of the amount invested. This amount is paid by Distributors from its own resources.

QUESTIONS

If you have any questions about the Fund or your account, you can write to us at P.O. Box 997151, Sacramento, CA 95899-7151. You also can call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                        HOURS (PACIFIC TIME,
DEPARTMENT NAME       TELEPHONE NUMBER  MONDAY THROUGH FRIDAY)
-----------------------------------------------------------------
SHAREHOLDER SERVICES  1-800/632-2301    5:30 a.m. to 5:00 p.m.
FUND INFORMATION      1-800/DIAL BEN(R) 5:30 a.m. to 5:00 p.m.
                      (1-800/342-5236)
RETIREMENT SERVICES   1-800/527-2020    5:30 a.m. to 5:00 p.m.
ADVISOR SERVICES      1-800/524-4040    5:30 a.m. to 5:00 p.m.
INSTITUTIONAL         1-800/321-8563    6:00 a.m. to 4:00 p.m.
SERVICES
TDD (HEARING          1-800/851-0637    5:30 a.m. to 5:00 p.m.
IMPAIRED)
AUTOMATED TELEPHONE   1-800/632-2301    (around-the-clock
SYSTEM                1-800/524-4040    access)
                      1-800/527-2020

FOR MORE INFORMATION

You can learn more about the Fund in the following document:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about the Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the SAI, please contact your investment representative or call us at the number below. You also can view the SAI online through franklintempleton.com.

You also can obtain information about the Fund by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202/551-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following email address: publicinfo@sec.gov.

[Insert FRANKLIN TEMPLETON INVESTMENTS logo]
One Franklin Parkway, San Mateo, CA 94403-1906 .
1-800/DIAL BEN(R) (1-800/342-5236)
TDD (Hearing Impaired) 1-800/851-0637
FRANKLINTEMPLETON.COM

GAIN FROM OUR PERSPECTIVE(R)


[] Investment Company Act file                                          #[] []
























































FRANKLIN FOCUSED CORE EQUITY FUND

FRANKLIN STRATEGIC SERIES

CLASS A, C, R & ADVISOR

STATEMENT OF ADDITIONAL INFORMATION
DECEMBER 13, 2007


[Insert Franklin Templeton Investments logo]

P.O. BOX 997151, SACRAMENTO, CA 95899-7151 1-800/DIAL BEN(R)

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectus. The Fund's prospectus, dated December 13, 2007, which we may amend from time to time, contains the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.

For a free copy of the current prospectus, contact your investment representative or call 1-800/DIAL BEN(R) (1-800/342-5236).

CONTENTS

Goals, Strategies and Risks
Officers and Trustees
Fair Valuation and Liquidity
Proxy Voting Policies and Procedures
Management and Other Services
Portfolio Transactions
Distributions and Taxes
Organization, Voting Rights and Principal Holders
Buying and Selling Shares
The Underwriter
Performance
Miscellaneous Information
Description of Ratings

-------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:
-------------------------------------------------------------------
o     ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE
   CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF
   THE U.S. GOVERNMENT;

o     ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
   ENDORSED BY, ANY BANK;

o     ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS
   OF PRINCIPAL.
-------------------------------------------------------------------

GOALS, STRATEGIES AND RISKS
--------------------------------------------------------------

The information provided with respect to the Fund is in addition to that included in the Fund's prospectus.

In addition to the main types of investments and strategies undertaken by the Fund as described in the prospectus, the Fund also may invest in other types of securities and engage in and pursue other investment strategies, which are described in this SAI. Investments and investment strategies mentioned with respect to the Fund are discussed in greater detail in the section entitled "INVESTMENTS, TECHNIQUES, STRATEGIES AND THEIR RISKS."

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when the Fund makes an investment. In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

If a bankruptcy or other extraordinary event occurs concerning a particular security the Fund owns, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.

The Fund has adopted certain investment restrictions as fundamental and non-fundamental policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of the Fund's outstanding shares or (ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less. A non-fundamental policy may be changed by the board of trustees without the approval of shareholders.

FUNDAMENTAL INVESTMENT POLICIES

The Fund may not:

1. Borrow money, except to the extent permitted by the Investment Company Act of 1940, as amended (1940 Act), or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (SEC).

2. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

3. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

4. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, and (ii) making, purchasing or selling real estate mortgage loans.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) engaging in transactions involving currencies and futures contracts and options thereon or (ii) investing in securities or other instruments that are secured by physical commodities.

6. Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.
7. Invest more than 25% of the Fund's net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

8. Purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the 1940 Act) if immediately after such investment (a) more than 5% of the value of the Fund's total assets would be invested in such issuer or
    (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations.

NON-FUNDAMENTAL INVESTMENT POLICIES

The Fund's investment goal is capital appreciation.

INVESTMENTS, TECHNIQUES, STRATEGIES AND THEIR RISKS

Certain words or phrases may be used in descriptions of Fund investment policies and strategies to give investors a general sense of the Fund's levels of investment. They are broadly identified with, but not limited to, the following percentages of Fund total assets:

      "small portion"     less than 10%
      "portion"           10% to 25%
      "significant"       25% to 50%
      "substantial"       50% to 66%
      "primary"           66% to 80%
      "predominant"       80% or more

If the Fund intends to limit particular investments or strategies to no more than specific percentages of Fund assets, the prospectus or SAI will clearly identify such limitations. The percentages above are not limitations unless specifically stated as such in the Fund's prospectus or elsewhere in this SAI.

The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decreases. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of the Fund's shares may also change with movements in the stock and bond markets as a whole.

BORROWING Under the 1940 Act and the SEC's current rules, exemptions and interpretations thereunder, the Fund may borrow up to one-third of the value of its total assets (including the amount borrowed, but less all liabilities and indebtedness not represented by senior securities) from banks to increase its holdings of portfolio securities. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to reduce the amount of its borrowings (within three days) to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise. In the event that the Fund is required to reduce its borrowings, it may have to sell portfolio holdings, even if such sale of the Fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income or gains received from the securities purchased with borrowed funds.

Under the 1940 Act, the Fund may also borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed.

BORROWING FROM AFFILIATED INVESTMENT COMPANIES. Subject to the Fund's fundamental restrictions on borrowing, the Fund may also borrow money from affiliated investment companies or other affiliated entities. In September 1999, the SEC granted an exemptive order to the funds in Franklin Templeton Investments, permitting each fund to borrow money from other funds in Franklin Templeton Investments through a credit facility for temporary purposes (the Borrowing Order). The Borrowing Order permits the Fund to borrow money from other funds in Franklin Templeton Investments at rates that may be more favorable than the rates that the Fund would receive if it borrowed from banks or other lenders. The Borrowing Order also permits the Fund to borrow from other affiliated entities, such as the Investment Manager, under emergency market conditions should the SEC permit investment companies to engage in such borrowing in the future, such as it did in response to the emergency market conditions that existed immediately after the events of September 11, 2001.

The Borrowing Order permits the Fund to engage in borrowing and lending through the credit facilities in the following certain situations: (i) when the cash position of the Fund is insufficient to meet temporary cash requirements; or
(ii) when a sale of securities "fails" due to circumstances such as a delay in the delivery of cash to the Fund's custodian or improper delivery instructions by the broker effecting the transaction.

According to the Borrowing Order, if the total outstanding borrowings of the Fund are less than 10% immediately after the borrowing, the amount borrowed may be unsecured. If the total outstanding borrowings of the Fund are more than 10% immediately after the borrowing, the amount borrowed must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If the Fund has outstanding interfund borrowings that, through additional borrowings, cause its outstanding borrowings from all sources to exceed 10% of its total assets, the Fund must first secure each outstanding interfund loan by the pledge of segregated collateral with a market value at least equal to 102% of the outstanding principal value of the loan.

If the Fund has outstanding interfund loans and its total outstanding borrowings exceed 10% of its total assets for any other reason (such as decline in net asset value or because of shareholder redemptions), the Fund will within one business day thereafter: (a) repay all of its outstanding interfund loan, (b) reduce its outstanding indebtedness to 10% or less of its total assets, or (c) secure each outstanding interfund loan by the pledge of segregated collateral with a market value at least equal to 102% of the outstanding principal value of the loan until the Fund's total outstanding borrowings cease to exceed 10% of its total assets, at which time the collateral shall no longer be required. Under these circumstances, until each outstanding interfund loan is repaid or the Fund's total outstanding borrowings cease to exceed 10% of its total assets, the Fund will mark the value of the collateral to market each day and will pledge such additional collateral as is necessary to maintain the market value of the collateral at least equal to 102% of the outstanding principal value of the loan.

The duration of interfund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days. Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. The Fund's borrowings through the credit facility, as measured on the day the most recent loan was made, will not exceed the greater of 125% of the Fund's total net cash redemptions and 102% of sales fails for the preceding seven calendar days. The trustees of the Fund, including a majority of the independent trustees, will: (a) review no less frequently than quarterly the Fund's participation in the credit facility during the preceding quarter for compliance with the conditions with the Borrowing Order; (b) establish a bank loan rate formula used to determine the interest rate on interfund loans in accordance with the Borrowing Order and review no less frequently than annually the continuing appropriateness of the bank loan rate formula; and (c) review no less frequently than annually the continuing appropriateness of the Fund's participation in the credit facility.

CONVERTIBLE SECURITIES A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and stock market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but may be subordinate to other types of fixed-income securities issued by that company. A convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security. However, if the convertible security is redeemable and the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock.

If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank. The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer.

While the Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments.

ENHANCED CONVERTIBLE SECURITIES. In addition to "plain vanilla" convertibles, a number of different structures have been created to fit the characteristics of specific investors and issuers. Examples of these enhanced characteristics for investors include yield enhancement, increased equity exposure or enhanced downside protection. From an issuer's perspective, enhanced structures are designed to meet balance sheet criteria, interest/dividend payment deductibility and reduced equity dilution. The following are descriptions of common structures of enhanced convertible securities.

Mandatory convertible securities are considered the most equity-like of convertible securities. At maturity these securities are mandatorily convertible into common stock, offering investors some form of yield enhancement in return for some of the upside potential in the form of a conversion premium. Typical characteristics of mandatories include: issued as preferred stock, convertible at premium, pay fixed quarterly dividends (typically higher than common stock dividends), and are non-callable for the life of the security (usually three to five years). An important feature of mandatories is that the number of shares received at maturity is determined by the difference between the price of the common stock at maturity and the price of the common stock at issuance. Mandatory convertible securities come in many forms. One increasingly popular structure due to favorable tax treatment is a trust that holds a combination of a debt instrument that pays a fixed quarterly premium with a forward contract that ensures delivery of the equity security at maturity. In some cases, these trusts are registered as closed-end investment companies although they are not actively managed and do not charge any management fees (any expenses are prepaid by the issuer).

Convertible trust preferred securities are, from an investor's viewpoint, essentially convertible preferred securities, i.e., they are issued as preferred stock convertible into common stock at a premium and pay quarterly dividends. Through this structure the company establishes a wholly owned special purpose vehicle whose sole purpose is to issue convertible preferred stock. The offering proceeds pass through to the company, which issues the special purpose vehicle a convertible subordinated debenture with identical terms to the convertible preferred issued to investors. Benefits to the issuer include increased equity credit from rating agencies and the deduction of coupon payments for tax purposes.

Exchangeable securities are often used by a company divesting a holding in another company. The primary difference between exchangeables and standard convertible structures is that the issuer of exchangeable securities is different from the issuer of the underlying shares.

Zero-coupon and deep-discount convertible bonds include the following characteristics: no or low coupon payments, imbedded put options allowing the investor to put them on select dates prior to maturity, call protection (usually three to five years), and lower than normal conversion premiums at issuance. A benefit to the issuer is that while no cash interest is actually paid, the accrued interest may be deducted for tax purposes. Because of their put options, these bonds tend to be less sensitive to changes in interest rates than either long maturity bonds or preferred stocks. The put options also provide enhanced downside protection while retaining the equity participation characteristics of traditional convertible bonds.

An investment in an enhanced convertible security or any other security may involve additional risks. The Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Fund's ability to dispose of particular securities, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. The Fund, however, intends to acquire liquid securities, though there can be no assurances that this will be achieved.

SYNTHETIC CONVERTIBLES. A synthetic convertible is created by combining distinct securities which together possess the two principal characteristics of a true convertible security, i.e., fixed income and the right to acquire the underlying equity security. This combination is achieved by investing in nonconvertible fixed-income securities and in warrants, stock or stock index call options which grant the holder the right to purchase a specified quantity of securities within a specified period of time at a specified price or to receive cash in the case of stock index options.

Synthetic convertibles are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then-current value of the underlying security.

Synthetic convertible securities differ from true convertible securities in several respects. The value of a synthetic convertible is the sum of the values of its fixed-income component and its convertibility component. Thus, the values of a synthetic convertible and a true convertible security will respond differently to market fluctuations. Further, although the manager expects normally to create synthetic convertibles whose two components represent one issuer, the character of a synthetic convertible allows the Fund to combine components representing distinct issuers, or to combine a fixed income security with a call option on a stock index, when the manager determines that such a combination would better promote the Fund's investment goals. In addition, the component parts of a synthetic convertible security may be purchased simultaneously or separately; and the holder of a synthetic convertible faces the risk that the price of the stock, or the level of the market index underlying the convertibility component will decline.

DEBT SECURITIES The Fund may invest in a portion of its assets in debt securities that the Fund's manager believes present an opportunity for capital appreciation as a result of improvement in the creditworthiness of the issuer. The receipt of income from debt securities is incidental to the Fund' investment goals.

A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes, and commercial paper differ in the length of the issuer's payment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value per share.

DEBT SECURITIES RISKS. Debt securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity (market risk). The manager considers both credit risk and market risk in making investment decisions as to corporate debt obligations. Debt obligations will tend to decrease in value when prevailing interest rates rise and increase in value when prevailing interest rates fall. Generally, long-term debt obligations are more sensitive to interest rate fluctuations than short-term obligations. Because investments in debt obligations are interest rate sensitive, the Fund's performance may be affected by the manager's ability to anticipate and respond to fluctuations in market interest rates, to the extent of the Fund's investment in debt obligations.

BONDS. A bond is a debt security in which investors loan money to an entity that borrows for a defined period of time at a specified interest rate. Bonds can be rated by independent rating organizations based on an analysis of the fundamental soundness of the borrower. See "Investment grade debt securities" and "Lower rated and unrated securities" below for more information.

COMMERCIAL PAPER. Commercial paper is an unsecured, short-term loan by a corporation, typically for financing accounts receivable and inventory. Investments in commercial paper are limited to obligations rated Prime-1 by Moody's or A-1 by S&P or, if not rated by Moody's or S&P, determined to be of comparable quality.

DEBENTURES. A debenture is an unsecured debt backed only by the creditworthiness of the borrower, not by collateral.

INVESTMENT GRADE DEBT SECURITIES. Various independent rating organizations publish ratings of some of the debt securities in which the Fund may invest based upon their assessment of the financial soundness of the issuer. Generally, a higher rating indicates less risk. Debt securities that are rated Baa by Moody's or BBB by S&P or above, or unrated securities deemed by the Fund's manager to be of comparable quality, are considered to be "investment grade." Debt securities in the lowest investment grade category may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities.

RATINGS. Various investment services publish ratings of some of the debt securities in which the Fund may invest. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by the Fund's manager to be of comparable quality. Such high-yield securities are considered to be below "investment grade" and are sometimes referred to as "junk bonds." These ratings represent the opinions of the rating services with respect to the issuer's ability to pay interest and repay principal. They do not purport to reflect the risk of fluctuations in market value and are not absolute standards of quality.

If the rating on an issue held in the Fund's portfolio is changed by the rating service or the security goes into default, this event will be considered by the Fund in its evaluation of the overall investment merits of that security but will not generally result in an automatic sale of the security.

LOWER RATED AND UNRATED SECURITIES. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of lower-rated debt securities may be more complex than for issuers of higher rated securities. The ability of the Fund to achieve its investment goal may, to the extent of investment in lower-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher rated securities. The Fund relies on the manager's judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, the manager takes into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

Lower-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of lower-rated debt securities may be less sensitive to interest rate changes than higher rated investments, but more sensitive to economic downturns or individual adverse corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in lower rated debt securities prices. This is because an economic downturn could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of lower-rated debt securities defaults, the Fund may incur additional expenses to seek recovery.

High yield, fixed-income securities frequently have call or buy-back features that allow an issuer to redeem the securities from the Fund. Although these securities are typically not callable for a period of time, usually for three to five years from the date of issue, if an issuer calls its securities during periods of declining interest rates, the manager may find it necessary to replace the securities with lower-yielding securities, which could result in less net investment income for the Fund. The premature disposition of a high yield security due to a call or buy-back feature, the deterioration of an issuer's creditworthiness, or a default by an issuer may make it more difficult for the Fund to manage the timing of its income. To generate cash for distributions, the Fund may have to sell portfolio securities that it otherwise may have continued to hold or use cash flows from other sources, such as the sale of Fund shares. The Fund may be required under the Internal Revenue Code and U.S. Treasury Regulations to accrue income for income tax purposes on defaulted obligations and to distribute such income to the Fund's shareholders even though the Fund is not currently receiving interest payments on such obligations.

The markets in which lower rated and unrated debt securities are traded are more limited than those in which high rated securities are traded. The existence of limited markets for particular securities may diminish the Fund's ability to sell the securities at desirable prices either to meet redemption requests or to respond to a specific economic event, such as deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain lower rated or unrated debt securities also may make it more difficult for the Fund to obtain accurate market quotations for the purposes of valuing the Fund's portfolio. Market quotations are generally available on many lower rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices of actual sales.

High yield, fixed-income securities that are sold without registration under federal securities laws carry restrictions on resale. While many high yielding securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if the Fund is required to sell restricted securities before the securities have been registered, it may be deemed an underwriter of the securities under the Securities Act of 1933, which entails special responsibilities and liabilities. The Fund also may incur special costs in disposing of restricted securities, although the Fund will generally not incur any costs when the issuer is responsible for registering the securities.

High yield, fixed-income securities acquired during an initial underwriting involve special risks because they are new issues. The manager will carefully review their credit and other characteristics. The Fund has no arrangement with their underwriter or any other person concerning the acquisition of these securities.

The credit risk factors above also apply to lower-quality zero coupon, deferred interest and pay-in-kind securities. These securities have an additional risk, however, because unlike securities that pay interest throughout the time until maturity, the Fund will not receive any cash until the cash payment date. If the issuer defaults, the Fund may not obtain any return on its investment.

Certain of the high yielding, fixed-income securities in which the Fund may invest may be purchased at a discount. When held to maturity or retired, these securities may include an element of capital gain. Capital losses may be realized when securities purchased at a premium, that is, in excess of their stated or par value, are held to maturity or are called or redeemed at a price lower than their purchase price. Capital gains or losses also may be realized upon the sale of securities.

DERIVATIVE SECURITIES are securities whose values are dependent upon the performance of one or more other securities or investments or indices; in contrast to common stock, for example, whose value is dependent upon the operations of the issuer. To the extent that the Fund enters into these transactions, the successful use of such securities will depend upon the manager's ability to predict pertinent market movements.

FUTURES CONTRACTS. A futures contract is a standard binding agreement to buy or sell a specified quantity or grade of a commodity or a broad-based stock index at a later date. In general, commodities include most agricultural products, such as wheat, cotton and rice, other types of goods and articles, and all services, rights, and interests in which the contract calls for a future delivery of the item at a predetermined price. A futures contract for the sale and purchase of a financial instrument, such as a security, is considered a futures contract on a commodity. Although futures contracts by their terms call for the actual delivery or acquisition of the commodities, or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract and without the parties having to make or take delivery. A contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities, commodities, or cash. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it buys or sells futures contracts.

A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities or commodity called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the securities or commodity called for by the contract at a specified price on a specified date. The purpose of the acquisition or sale of a futures contract is to attempt to protect the Fund from fluctuations in the price of portfolio securities or of commodities that may have an effect on the price of portfolio securities, without actually buying or selling the underlying security or commodity. Futures contracts have been designed by exchanges that have been designated "contracts markets" by the Commodity Futures Trading Commission (CFTC) and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. The exchanges guarantee performance of the contracts as between the clearing members of the exchange.

A purchase or sale of a futures contract may result in losses in excess of the amount invested. The Fund may not be able to properly hedge its securities where a liquid secondary market is unavailable for the futures contract the Fund wishes to close. In addition, there may be an imperfect correlation between movements in the securities, commodities or foreign currency on which the futures or options contract is based and movements in the securities or currency held by the Fund or the commodity which may have an effect on the securities held by the Fund. Adverse market movements could cause the Fund to lose up to its full investment in a call option contract and/or to experience substantial losses on an investment in a futures contract. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option.

Although the manager believes that the use of futures contracts may benefit the Fund, if the manager's investment judgment about the general direction of interest or currency exchange rates or commodity prices is incorrect, the Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if the Fund has hedged against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of the bonds which it has hedged because it will have offsetting losses in its futures positions. Similarly, if the Fund sells a foreign currency futures contract and the U.S. dollar value of the currency unexpectedly increases, the Fund will lose the beneficial effect of the increase on the value of the security denominated in that currency. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Sales of securities may be, but are not necessarily, at increased prices that reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general trends in the price of the underlying commodity, currency or securities index by the manager may still not result in a successful transaction.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and, therefore, does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

The Fund generally purchases or sells futures only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist. The Fund may not be able to achieve a perfect correlation between its futures positions and portfolio positions in corporate fixed-income securities because futures contracts based on these securities are not currently available.

Futures contracts that are traded on foreign exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, foreign futures contracts may be subject to varied regulatory oversight. The price of any foreign futures contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.

The Fund may enter into futures contracts on foreign currencies, interest rates, or on debt securities that are backed by the full faith and credit of the U.S. government, such as long-term U.S. Treasury bonds, Treasury notes, Ginnie Mae modified pass-through mortgage-backed securities, and three-month U.S. Treasury bills.

At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment (initial deposit). Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value. In addition, the Fund must maintain with its custodian bank, to the extent required by the rules of the Securities and Exchange Commission (SEC), assets in a segregated account to cover its obligations with respect to such contract, which will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the market value of such futures contract or related option.

At the time of delivery of debt securities on the settlement date of a contract for future delivery of debt securities, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

The Fund will not engage in transactions in futures contracts for speculation. Futures contracts may be used as a hedge against changes resulting from market conditions in the values of its securities or securities that it intends to buy or to attempt to protect the Fund from fluctuations in price of portfolio securities, currencies in which they are denominated or to which they are exposed, or of commodities that might affect the price of portfolio securities without actually buying or selling the underlying security, currency or commodity.

The CFTC and the various exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Fund does not believe that these trading and positions limits will have an adverse impact on the Fund's strategies for hedging its portfolio.

FINANCIAL FUTURES. Financial futures contracts are commodity contracts that obligate the purchase or seller to take or make delivery of a specified quantity of a financial instrument, such as a security, or the cash value of a securities index, during a specified future period at a specified price.

Although financial futures contracts by their terms call for the actual delivery or acquisition of securities, or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or cash. The obligation to make or take delivery is ended by buying (or selling, as the case may be) on an exchange an identical financial futures contract calling for delivery in the same month. All transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded. The Fund will incur brokerage fees when it buys or sells financial futures.

OPTIONS ON FUTURES CONTRACTS. The Fund may purchase and "write" (sell) options on futures contracts for hedging purposes only. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or currency. Depending on the price of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities, securities index or currency, the option may be less risky than direct ownership of the futures contract or the underlying securities or currency. As with the purchase of futures contracts, when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance, or appreciation in the value of a foreign currency against the U.S. dollar.

If the Fund writes a call option on a futures contract and the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium, which may provide a partial hedge against any decline that may have occurred in the value of the Fund's holdings. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, which may provide a partial hedge against any increase in the price of securities that the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from options on futures may be affected by changes in the value of its portfolio securities.

The amount of risk the Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In writing options on futures, the Fund's loss is potentially unlimited and may exceed the amount of the premium received. Also, the Fund may not be able to properly hedge its securities or close out option contract positions if a liquid secondary market is unavailable for the option the Fund wishes to close. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

STOCK INDEX FUTURES AND OPTIONS ON SUCH FUTURES. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and end of the contract period. The Fund may buy and sell stock index futures contracts and options on stock index futures contracts that trade on domestic exchanges and, to the extent such contracts have been approved by the CFTC for sale to customers in the U.S., on foreign exchanges. In general, the Fund may invest in index futures for hedging purposes. Open futures contracts are valued on a daily basis and the Fund may be obligated to provide or receive cash reflecting any decline or increase in the contracts value.

STOCK INDEX FUTURES CONTRACTS obligate the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset a possible decrease in market value of its equity securities. When the Fund is not fully invested in stocks and anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of common stocks that it intends to buy.

OPTIONS ON STOCK INDEX FUTURES. To hedge against risks of market price fluctuations, the Fund may buy and sell call and put options on stock index futures. The need to hedge against these risks will depend on the extent of diversification of the Fund's common stock portfolio and the sensitivity of such investments to factors influencing the stock market as a whole.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the writer of the option will deliver to the holder of the option the accumulated balance in the writer's futures margin account representing the amount that the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day before the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

FOREIGN CURRENCY HEDGING TRANSACTIONS. In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts, as well as buy and sell put or call options on foreign currencies, as described below. The Fund also may conduct its foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market. The Fund presently has no intention of hedging against foreign exchange risks.

The Fund may enter into forward foreign currency exchange contracts (forward contracts) to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security. Because in connection with the Fund's forward foreign currency transactions an amount of the Fund's assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, the Fund will always have cash, cash equivalents or liquid securities available sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked-to-market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission, it may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts.

The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As in the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates, although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Fund will be traded on U.S. and foreign exchanges or over-the-counter.

The Fund may enter into exchange-traded contracts for the purchase or sale for future delivery of foreign currencies (foreign currency futures). This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities that the Fund intends to purchase at a later date. The successful use of foreign currency futures will usually depend on the manager's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.

FUTURE DEVELOPMENTS. The Fund may take advantage of opportunities in the area of options, futures, and options in futures and any other derivative investments that are not presently contemplated for use by the Fund or that are not currently available but which may be developed, to the extent such opportunities are consistent with the Fund's investment goals and legally permissible for the Fund.

EQUITY SECURITIES represent a proportionate share of the ownership of a company; their value is based on the success of the company's business and the value of its assets, as well as general market conditions. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock, as well as securities convertible into common stocks. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have different voting rights as well. Equity securities may also include convertible securities, warrants, or rights. Warrants or rights give the holder the right to buy a common stock at a given time for a specified price.

EXCHANGE-TRADED FUNDS The Fund may invest indirectly in equity securities through the purchase of shares of an exchange-traded fund (ETF), such as Standard & Poor's Depositary Receipts(R) (SPDRs).* An ETF is a publicly-traded trust that acquires and holds shares of all of the companies, or a representative sampling of companies, that are represented by a particular index. ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index, and the value of their shares should, under normal circumstances, closely track the value of the index's underlying component stocks. In the case of SPDRs, the market index is the S&P 500 Index(R), a market-value weighted index of 500 stocks chosen for market size, liquidity, and industry group representation. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly. ETF shares may be purchased and sold in the secondary trading market on a securities exchange, in lots of any size, at any time during the trading day. ETFs are regulated as registered investment companies under the 1940 Act.

An investment in an ETF is subject to all of the risks of investing in the securities held by the ETF. In addition, the market value of the ETF shares may differ from their net asset value because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Because of the ability of large market participants to arbitrage price differences, the difference between the market value and the net asset value of ETF shares should in most cases be small. Under certain circumstances, an ETF could be terminated. Should termination occur, the ETF could have to liquidate its portfolio securities at a time when the prices for those securities are falling.

*Standard & Poor's Depositary Receipts(R), SPDRs(R), and S&P 500(R) are trademarks of The McGraw Hill Companies, Inc. The Fund is not associated with, or sponsored, endorsed, sold or promoted by, The McGraw Hill Companies, Inc.

FOREIGN SECURITIES The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the Fund. These risks can be significantly greater for investments in emerging markets. Investments in depositary receipts also involve some or all of the risks described below.

The political, economic, and social structures of some countries in which the Fund invest may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing, and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

The manager endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies that would prevent the Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization, or confiscatory taxation, withholding, and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could affect investments in securities of issuers in foreign nations.

The Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations, and by indigenous economic and political developments. Some countries in which the Fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded.

CURRENCY. Some of the Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.

DEPOSITARY RECEIPTS. Many securities of foreign issuers are represented by American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs) (collectively, depositary receipts). ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S.

Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risk associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. EDRs and GDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Depositary receipts may be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Depositary receipts reduce but do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that the Fund acquires depositary receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the depositary receipt to issue and service such depositary receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner.

ILLIQUID SECURITIES The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities generally are securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.

The Fund does not consider securities that it acquires outside of the U.S. and that are publicly traded in the U.S. or on a foreign securities market to be illiquid assets if: (a) the Fund reasonably believes it can readily dispose of the securities for cash in the U.S. or foreign market, or (b) current market quotations are readily available. The Fund will not acquire the securities of foreign issuers outside of the U.S. if, at the time of acquisition, the Fund has reason to believe that it could not resell the securities in a public trading market.

The Fund may invest in legally restricted securities (such as those issued pursuant to an exemption from the registration requirements of the federal securities laws) where such investments are consistent with the Fund's investment objective. To the extent the manager determines there is a liquid institutional or other market for these securities, the Fund considers them to be liquid securities. An example of these securities are restricted securities that may be freely transferred among qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended, and for which a liquid institutional market has developed. The Fund's board of trustees will review any determination by the manager to treat a restricted security as a liquid security on an ongoing basis, including the manager's assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, the manager and the Fund's board of trustees will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may increase if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.

The sale of restricted or illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the OTC markets. Restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.

LOANS OF PORTFOLIO SECURITIES To generate additional income, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers. These loans may not exceed 33-1/3% of the value of the Fund's total assets, measured at the time of the most recent loan. For each loan, the borrower must maintain with the Fund's custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to 102% of the current market value of the loaned securities. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Fund also continues to receive any distributions paid on the loaned securities. The Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the manager intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the manager has knowledge that, in its opinion, a material event affecting the loaned securities will occur or the manager otherwise believes it necessary to vote. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The Fund will loan its securities only to parties who meet creditworthiness standards approved by the Fund's board of trustees, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan.

LOANS TO AFFILIATED INVESTMENT COMPANIES Subject to the Fund's fundamental restrictions on lending, the Fund may also make loans to affiliated investment companies or other affiliated entities, pursuant to the Borrowing Order granted by the SEC in September 1999. See "Borrowing from affiliated investment companies" above for more information on the Borrowing Order. These lending transactions may include terms that are more favorable than those which would otherwise be available from lending institutions. The Fund may also, under certain conditions, lend cash to other funds in Franklin Templeton Investments at rates higher than those that the Fund would receive if the Fund loaned cash to banks through short-term lending transactions, such as repurchase agreements. The duration of interfund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days. Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. The Fund may not lend to another fund through the credit facility if the loan would cause its aggregate outstanding loans through the credit facility to exceed 5% of its net assets for equity funds or 7.5% of its net assets for taxable bond funds at the time of the loan. Also, the Fund's interfund loans to any one fund shall not exceed 5% of the Fund's net assets.

PRIVATE INVESTMENTS Consistent with its investment goals and policies, the Fund may from time to time make private investments in companies whose securities are not publicly traded, including late stage private placements. These investments typically will take the form of letter stock or convertible preferred stock. Because these securities are not publicly traded, there is no secondary market for the securities. The Fund will treat these securities as illiquid.

Late stage private placements are sales of securities made in non-public, unregistered transactions shortly before a company expects to go public. The Fund may make such investments in order to participate in companies whose initial public offerings are expected to be "hot" issues. There is no public market for shares sold in these private placements and it is possible that initial public offerings will never be completed. Moreover, even after an initial public offering, there may be a limited trading market for the securities or the Fund may be subject to contractual limitations on its ability to sell the shares.

REAL ESTATE SECURITIES Investments in real estate securities are subject to the risks associated with the real estate industry. Economic, regulatory, and social factors that affect the value of real estate will affect the value of real estate securities. These factors include overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates. REITs are subject to risks related to the skill of their management, changes in value of the properties the REITs own, the quality of any credit extended by the REITs, and general economic and other factors.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS The Fund generally will have a portion of its assets in cash or cash equivalents for a variety of reasons, including to satisfy redemption requests from shareholders, waiting for a suitable investment opportunity or taking a defensive position. To earn income on this portion of its assets, the Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by the Fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund's ability to sell the underlying securities. The Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

The Fund may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. The Fund will segregate by appropriate notation on the books of the Fund or its custodian cash or high-grade liquid debt securities with a value equal to the value of the Fund's obligation under the agreement, including accrued interest. The securities subject to the reverse repurchase agreement will be marked-to-market daily. Although reverse repurchase agreements are borrowings under federal securities laws, the Fund does not treat them as borrowings for purposes of its investment restrictions, provided segregated assets are properly maintained.

SECURITIES INDUSTRY RELATED INVESTMENTS To the extent it is consistent with its investment goals and certain limitations under the 1940 Act, the Fund may invest its assets in securities issued by companies engaged in securities related businesses, including companies that are securities brokers, dealers, underwriters or investment advisers. These companies are considered to be part of the financial services industry. Generally, under the 1940 Act, the Fund may not acquire a security or any interest in a securities related business to the extent such acquisition would result in the Fund acquiring in excess of 5% of a class of an issuer's outstanding equity securities or 10% of the outstanding principal amount of an issuer's debt securities, or investing more than 5% of the value of the Fund's total assets in securities of the issuer. In addition, any equity security of a securities-related business must be a marginable security under Federal Reserve Board regulations and any debt security of a securities-related business must be investment grade as determined by the Board. The Fund does not believe that these limitations will impede the attainment of its investment goals.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the securities in which the Fund normally invests, or economies of the states or countries where the Fund invests.

Temporary defensive investments generally may include short-term U.S. government securities, money market fund shares, high-grade commercial paper, bank obligations, repurchase agreements and other money market instruments. To the extent allowed by exemptions granted under the 1940 Act and the Fund's other investment policies and restrictions, the manager also may invest the Fund's assets in shares of one or more money market funds managed by the manager or its affiliates. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

UNSEASONED COMPANIES To the extent that the Fund may invest in smaller capitalization companies or other companies, it may have investments in relatively new or unseasoned companies that are in their early stages of development, or in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. Any investments in these types of companies, however, will be limited in the case of issuers that have less than three years continuous operation, including the operations of any predecessor companies, to no more than [ ]% of the Fund's net assets.


POLICIES AND PROCEDURES REGARDING THE RELEASE OF PORTFOLIO HOLDINGS The Fund's overall policy with respect to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Fund will not make available to anyone non-public information with respect to its portfolio holdings, until such time as the information is made available to all shareholders or the general public.

For purposes of this policy, portfolio holdings information does not include aggregate, composite or descriptive information that does not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the applicable U.S. registered fund. Information excluded from the definition of portfolio holdings information generally includes, without limitation: (1) descriptions of allocations among asset classes, regions, countries or industries/sectors; (2) aggregated data such as average or median ratios, market capitalization, credit quality or duration; (3) performance attributions by industry, sector or country; or (4) aggregated risk statistics. Such information, if made available to anyone, will be made available to any person upon request, but, because such information is generally not material to investors, it may or may not be posted on the Fund's website. In addition, other information may also be deemed to not be portfolio holdings information if, in the reasonable belief of the Fund's Chief Compliance Officer (or his/her designee), the release of such information would not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the Fund.

Consistent with current law, the Fund releases complete portfolio holdings information each fiscal quarter through regulatory filings with no more than a 60-day lag.

In addition, a complete list of the Fund's portfolio holdings is released 30 calendar days after the end of each calendar quarter. Other portfolio holdings information, such as the Fund's top 10 holdings, may be released monthly on the Fund's website, no sooner than five days after the end of each month. Released portfolio holdings information can be viewed on franklintempleton.com.

To the extent that this policy would require the release of portfolio holdings information regarding a particular portfolio holding for the Fund, the portfolio manager for the Fund may request that the holding be withheld from the portfolio holdings information if the holding is the subject of ongoing purchase or sale orders/programs, or if the release of such portfolio holdings information would otherwise be sensitive or inappropriate due to liquidity and other market considerations, in each case as determined by the portfolio manager in consultation with the head of Global Investment Adviser Compliance (or his/her designee).

Exceptions to the portfolio holdings release policy will be made only when: (1) the Fund has a legitimate business purpose for releasing portfolio holdings information to selected third parties in advance of release to all shareholders or the general public; (2) the recipient is subject to a duty of confidentiality pursuant to a signed non-disclosure agreement; and (3) the release of such information would not otherwise violate the antifraud provisions of the federal securities laws or the Fund's fiduciary duties. The determination of whether the Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public shall be made by the Fund's Chief Compliance Officer or his/her designee, following a request submitted in writing. The Chief Compliance Officer will report to the board of trustees on exceptions granted to the policy, along with an explanation of the legitimate business purpose that is served as a result of the exception.

The eligible third parties to whom portfolio holdings information may be released in advance of general release fall into the following categories: data consolidators, including rating agencies, fund rating/ranking services and other data providers; service providers to the Fund; shareholders of a fund to whom such fund has determined to process a redemption request in-kind based upon a determination by the Fund's portfolio manager and the Fund's Chief Compliance Officer (or his/her designee) that such redemption in-kind is in the best interests of the redeeming fund and its remaining shareholders; provided, however, that the portfolio holdings information so released in advance of the actual delivery of the redemption proceeds is limited to only that information reasonably necessary to allow the shareholder to prepare for receipt of the in-kind redemption proceeds; municipal securities brokers using the Investor Tools product; and certain entities approved by the Fund's Chief Compliance Officer (or his/her designee) on a case-by-case basis, in limited circumstances, including where the release of such information is required by foreign law or regulation (in these situations, the recipient will be requested to execute a non-disclosure agreement).

The specific entities to whom the Fund may provide portfolio holdings in advance of their release to the general public are:

o     Bloomberg, Capital Access, CDA (Thomson Financial), FactSet,
      Fidelity Advisors, Lipper Inc., Morningstar, Standard & Poor's, Vestek, and Fidelity Management Trust Company, all of whom may receive portfolio holdings information 15 days after the quarter end

o Service providers to the Fund that receive portfolio holdings information from time to time in advance of general release in the course of performing, or to enable them to perform, services for the Fund, including: CUSTODIAN BANK:
      Bank of New York; INDEPENDENT REGISTERED PUBLIC ACCOUNTING
      FIRM: PricewaterhouseCoopers LLP; OUTSIDE FUND LEGAL
      Counsel: Stradley Ronon Stevens & Young, LLP; INDEPENDENT DIRECTORS'/TRUSTEES' COUNSEL: Bleakley, Platt & Schmidt, LLP; PROXY VOTING SERVICES: Glass, Lewis & Co. and Institutional Shareholder Services; BROKERAGE ANALYTICAL
      SERVICES: Sanford Bernstein, Brown Brothers Harriman, Royal Bank of Canada Capital Markets, JP Morgan Securities Inc.; FINANCIAL PRINTERS: RR Donnelley & Sons Company or GCOM Solutions, Inc.

In all cases, eligible third parties are required to execute a non-disclosure agreement. Non-disclosure agreements include the following provisions:

o The recipient agrees to keep confidential any portfolio holdings information received until such information either is released to the public or the release is otherwise approved by the head of Global Compliance (or his/her designee) or the Fund's Chief Compliance Officer (or his/her designee);
o The recipient agrees not to trade on the non-public information received; and
o The recipient agrees to refresh its representation as to confidentiality and abstention from trading upon request from Franklin Templeton Investments.

In no case does the Fund receive any compensation in connection with the arrangements to release portfolio holdings information to any of the above-described recipients of the information.

Several investment managers within Franklin Templeton Investments (F-T Managers) serve as investment managers to offshore funds that are registered or otherwise authorized for sale with foreign regulatory authorities. The release of portfolio holdings information for such offshore funds is excluded from the Fund's portfolio holdings release policy if such information is given to offshore banks, broker-dealers, insurance companies, registered investment managers and other financial institutions (offshore investment managers) with discretionary authority to select offshore funds on behalf of their clients. Because such offshore funds may from time to time invest in securities substantially similar to those of the Fund, there is the risk that such portfolio holdings information may be used to trade inappropriately against the Fund. To mitigate such risks, such information may only be disclosed for portfolio analytic purposes, such as risk analysis/asset allocation, and the offshore investment manager will be required to execute a non-disclosure agreement, whereby such offshore investment manager agrees to maintain such information as confidential, including limiting the dissemination of such information within its organization, and not to trade in any shares of any U.S. registered Franklin or Templeton fund, including the Fund.

In addition, some F-T Managers serve as investment managers to various bank commingled trusts maintained by a Franklin Templeton Investments trust company, to various Canadian institutional pooled funds, to separate accounts, and as sub-advisers to other mutual funds not within the Franklin Templeton Investments fund complex. Such trusts, pooled funds, accounts and other funds (collectively, "other accounts") are not subject to the Fund's portfolio holdings release policy. However, in some instances the portfolio holdings of such other accounts may be similar to and, in certain cases, nearly identical to those of a Franklin Templeton mutual fund, including the Fund. In the case of bank commingled trusts and Canadian institutional pooled funds, to mitigate risks that such portfolio holdings information may be used to trade inappropriately against a mutual fund, the recipient of such portfolio holdings information will be required to execute a non-disclosure agreement similar to the one described above for offshore funds. With respect to the other mutual funds not within the Franklin Templeton Investments fund complex, the sponsors of such funds may disclose the portfolio holdings of such funds at different times than the Fund discloses its portfolio holdings.

The Fund's portfolio holdings release policy and all subsequent amendments have been reviewed and approved by the Fund's board of trustees, and any other material amendments shall also be reviewed and approved by the board. The investment manager's compliance staff conducts periodic reviews of compliance with the policy and provides at least annually a report to the board of trustees regarding the operation of the policy and any material changes recommended as a result of such review. The investment manager's compliance staff also will report to the board on exceptions granted to the policy, along with an explanation of the legitimate business purpose of the Fund that is served as a result of the exception.

OFFICERS AND TRUSTEES
-------------------------------------------------------------------

 has a board of trustees. Each trustee will serve until that person resigns and/or a successor is elected and qualified. The board is responsible for the overall management of the Trust, including general supervision and review of the Fund's investment activities. The board, in turn, elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The board also monitors the Fund to ensure that no material conflicts exist among share classes. While none are expected, the board will act appropriately to resolve any material conflict that may arise.

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below.

INDEPENDENT BOARD MEMBERS
-----------------------------------------------------------------
                                  NUMBER
                                  OF
                                  PORTFOLIOS
                                  IN FUND
                                  COMPLEX
NAME, YEAR              LENGTH    OVERSEEN        OTHER
OF BIRTH AND            OF TIME   BY BOARD    DIRECTORSHIPS
ADDRESS       POSITION  SERVED    MEMBER*         HELD
-----------------------------------------------------------------
Harris J.     Trustee      Since     139       Bar-S Foods
Ashton (1932)              1991                (meat packing
One Franklin                                   company).
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
-----------------------------------------------------------------
Robert F.     Trustee      Since     120       None
Carlson                    April
(1928)                     2007
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board,
Blue  Shield  of  California;  and  Chief  Counsel,   California  Department  of
Transportation.
-----------------------------------------------------------------
Sam Ginn      Trustee      Since     120       Chevron
(1937)                     April               Corporation
One Franklin               2007                (global energy
Parkway                                        company) and ICO
San Mateo,                                     Global
CA 94403-1906                                  Communications
                                               (Holdings)
                                               Limited
                                               (satellite
                                               company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC; Chairman of the Board and Chief Executive Officer, AirTouch Communications (1993-1998) and Pacific Telesis Groups (1988-1994).
-----------------------------------------------------------------
Edith E.      Trustee      Since     139       Hess
Holiday                    1998                Corporation
(1952)                                         (exploration and
One Franklin                                   refining of oil
Parkway                                        and gas), H.J.
San Mateo,                                     Heinz Company
CA 94403-1906                                  (processed foods
                                               and allied
                                               products), RTI
                                               International
                                               Metals, Inc.
                                               (manufacture and
                                               distribution of
                                               titanium),
                                               Canadian
                                               National Railway
                                               (railroad) and
                                               White Mountains
                                               Insurance Group,
                                               Ltd. (holding
                                               company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
-----------------------------------------------------------------
Frank W.T.    Trustee      Since     120       Center for
LaHaye (1929)              1991                Creative Land
One Franklin                                   Recycling
Parkway                                        (redevelopment).
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and formerly, Chairman, Peregrine Venture Management Company (venture capital).
-----------------------------------------------------------------
Frank A.      Trustee      Since     139       Hess
Olson (1932)               April               Corporation
One Franklin               2007                (exploration and
Parkway San                                    refining of oil
Mateo, CA                                      and gas) and
94403-1906                                     Sentient Jet
                                               (private jet
                                               service).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (car rental)(since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
-----------------------------------------------------------------
Larry D.      Trustee      Since     139       None
Thompson                   April
(1945)                     2007
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY, Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
-----------------------------------------------------------------
John B.       Trustee      Since     120       None
Wilson (1959)              2006
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice President - Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (1986-1990).
-----------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS
-----------------------------------------------------------------
                                    NUMBER
                                    OF
                                    PORTFOLIOS
                                    IN FUND
                                    COMPLEX
NAME, YEAR                  LENGTH  OVERSEEN       OTHER
OF BIRTH AND                OF TIME BY BOARD   DIRECTORSHIPS
ADDRESS       POSITION      SERVED  MEMBER*        HELD
-----------------------------------------------------------------
**Charles B.  Trustee and  Trustee   139       None
Johnson       Chairman of  since
(1933)        the Board    1991 and
One Franklin               Chairman
Parkway                    of the
San Mateo,                 Board
CA 94403-1906              since
                           1993


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------
**Rupert H.   Trustee,     Trustee   55        None
Johnson, Jr.  President    since
(1940)        and Chief    1991,
One Franklin  Executive    President
Parkway       Officer      since
San Mateo,    -Investment  1993 and
CA 94403-1906 Management   Chief
                           Executive
                           Officer -
                           Investment
                           Management
                           since
                           2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------
James M.      Chief        Chief      Not        Not
Davis         Compliance   Compliance Applicable Applicable
(1952)        Officer and  Officer
One Franklin  Vice         since
Parkway       President -  2004 and
San Mateo,    AML          Vice
CA 94403-1906 Compliance   President
                           - AML
                           Compliance
                           since
                           2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment
companies  in  Franklin  Templeton  Investments;   and  FORMERLY,   Director  of
Compliance, Franklin Resources, Inc. (1994-2001).
-----------------------------------------------------------------
Laura         Treasurer    Since      Not        Not
Fergerson                  2004       Applicable Applicable
(1962)
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 30 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).
-----------------------------------------------------------------
Jimmy D.      Senior Vice   Since      Not        Not
Gambill       President     2002       Applicable Applicable
(1947)        and Chief
500 East      Executive
Broward       Officer
Blvd.         -Finance and
Suite 2100    Administration
Fort
Lauderdale,
FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------
David P.      Vice         Since      Not        Not
Goss (1947)   President    2000       Applicable Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------
Edward B.     Vice         Since      Not        Not
Jamieson      President    2000       Applicable Applicable
(1948)
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Chief Investment Officer and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------
Christopher   Vice         Since      Not        Not
J. Molumphy   President    2000       Applicable Applicable
(1962)
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and Director, Franklin Advisers, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------
Karen L.      Vice         Since      Not        Not
Skidmore      President    2006       Applicable Applicable
(1952)        and
One Franklin  Secretary
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------
Craig S.      Vice         Since      Not        Not
Tyle (1960)   President    2005       Applicable Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
-----------------------------------------------------------------
Galen G.      Chief        Since      Not        Not
Vetter (1951) Financial    2004       Applicable Applicable
500 East      Officer and
Broward       Chief
Blvd.         Accounting
Suite 2100    Officer
Fort
Lauderdale,
FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and 1991-2004).
-----------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

The Trust's noninterested board members constitute the sole noninterested board members of 28 funds in the Franklin Templeton Investments complex for which each noninterested board member currently is paid a $232,000 annual retainer fee, together with a $7,000 per meeting fee for attendance at board meetings, a portion of which is allocated to the Trust. Board members who serve on the Audit Committee of the Trust and such other funds receive a flat fee of $3,000 per Committee meeting attended in person and $2,000 per telephonic meeting, a portion of which is allocated to the Trust. John B. Wilson, who serves as chairman of the Audit Committee of the Trust and such other funds receives an additional fee of $40,000 per year, a portion of which is allocated to the Trust. Members of the Committee are not separately compensated for any committee meeting held on the day of a regularly scheduled board meeting. The foregoing fee arrangements went into effect June 1, 2007, and the following table reflects fees paid prior to such date under arrangements then in effect.


                                                     NUMBER OF
                                    TOTAL FEES       BOARDS IN
                        TOTAL FEES  RECEIVED FROM    FRANKLIN
                        RECEIVED    FRANKLIN         TEMPLETON
                        FROM THE    TEMPLETON        INVESTMENTS ON
                        TRUST(1)    INVESTMENTS(2)   WHICH EACH
       NAME                  ($)               ($)   SERVES(3)
----------------------------------------------------------------------
Harris J. Ashton            22,723      409,510             42
Robert F. Carlson            4,457      132,523             28
S. Joseph                    5,423        N/A              N/A
Fortunato(4)
Sam Ginn                     4,458      292,948             28
Edith E. Holiday            23,352      422,501             42
Frank W.T. LaHaye           24,899      225,560             28
Gordon S.                    6,795      302,820            N/A
Macklin(5)
Frank A. Olson               4,458      373,818             42
Larry D. Thompson            4,458      147,950             42
John B. Wilson              30,778      117,917             28

1. For the fiscal year ended April 30, 2007.
2. For the calendar year ended December 31, 2006.
3. We base the number of boards on the number of U.S. registered investment companies in Franklin Templeton Investments. This number does not include the total number of series or portfolios within each investment company for which the board members are responsible.
4. Retired, September 5, 2006.
5. Retired, September 12, 2006.

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings and are paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in Franklin Templeton Investments. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the Franklin Templeton funds, as is consistent with their individual financial goals. In February 1998, this policy was formalized through the adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund (excluding committee fees) in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund (excluding committee fees) in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual retainer and regular board meeting fees paid to such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three-year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

BOARD COMMITTEES The board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent registered public accounting firm (auditors), including evaluating their independence and meeting with such auditors to consider and review matters relating to the Trust's financial reports and internal controls. The Audit Committee is comprised of the following independent trustees of the Trust: Edith E. Holiday, Frank W.T. LaHaye and John B. Wilson. The Nominating Committee is comprised of the following independent trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W.T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson.

The Nominating Committee is responsible for selecting candidates to serve as board members and recommending such candidates (a) for selection and nomination as independent board member by the incumbent independent board member and the full board; and (b) for selection and nomination as interested board members by the full board.

When the board has or expects to have a vacancy, the Nominating Committee receives and reviews information on individuals qualified to be recommended to the full board as nominees for election as board members, including any recommendations by "Qualifying Fund Shareholders" (as defined below). To date, the Nominating Committee has been able to identify, and expects to continue to be able to identify, from its own resources an ample number of qualified candidates. The Nominating Committee, however, will review recommendations from Qualifying Fund Shareholders to fill vacancies on the board if these recommendations are submitted in writing and addressed to the Nominating Committee at the Trust's offices at P.O. Box 997151, Sacramento, CA 95899-7151 and are presented with appropriate background material concerning the candidate that demonstrates his or her ability to serve as a board member, including as an independent board member, of the Trust. A Qualifying Fund Shareholder is a shareholder who (i) has continuously owned of record, or beneficially through a financial intermediary, shares of the Fund having a net asset value of not less than two hundred and fifty thousand dollars ($250,000) during the 24-month period prior to submitting the recommendation; and (ii) provides a written notice to the Nominating Committee containing the following information: (a) the name and address of the Qualifying Fund Shareholder making the recommendation;
(b) the number of shares of the Fund which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (c) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (d) the name, age, date of birth, business address and residence address of the person or persons being recommended; (e) such other information regarding each person recommended by such Qualifying Fund Shareholder as would be required to be included in a proxy statement filed pursuant to the proxy rules of the SEC had the nominee been nominated by the board; (f) whether the shareholder making the recommendation believes the person recommended would or would not be an "interested person" of the Trust, as defined in the 1940 Act; and (g) the written consent of each person recommended to serve as a board member of the Trust if so nominated and elected/appointed.

The Nominating Committee may amend these procedures from time to time, including the procedures relating to the evaluation of nominees and the process for submitting recommendations to the Nominating Committee.

During the fiscal year ended April 30, 2007, the Audit Committee met four times and the Nominating Committee met six times.

FAIR VALUATION AND LIQUIDITY
-------------------------------------------------------------------

The Trust's board of trustees has delegated to the manager the task of ensuring that regulatory guidelines governing the fair valuation for securities are applied to the Fund and that the required level of liquidity is maintained. The manager has formed a Valuation & Liquidity Oversight Committee (VLOC) to oversee these obligations. The VLOC oversees and administers the policies and procedures governing fair valuation and liquidity determination of securities. The VLOC meets monthly to review and approve fair value and liquidity reports and conduct other business, and meets whenever necessary to review potential significant market events and take appropriate steps to adjust valuations in accordance with established policies. The VLOC provides regular reports that document its activities to the board of trustees for its review and approval of pricing determinations at scheduled meetings. VLOC meeting minutes are regularly submitted to the board of trustees for their review.

The Trust's policies and procedures governing fair valuation and liquidity determination of securities have been initially reviewed and approved by the board of trustees and any material amendments will also be reviewed and approved by the board. The manager's compliance staff conducts periodic reviews of compliance with the policies and provides at least annually a report to the board of trustees regarding the operation of the policies and any material changes recommended as a result of such review.

PROXY VOTING POLICIES AND PROCEDURES
-------------------------------------------------------------------


The board of trustees of the Trust on behalf of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund's manager Franklin Advisers, Inc. in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the manager.

The manager has delegated its administrative duties with respect to the voting of proxies to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon the manager's instructions and/or policies.

To assist it in analyzing proxies, the manager subscribes to Institutional Shareholder Services (ISS), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. In addition, the manager subscribes to Glass, Lewis & Co., LLC (Glass Lewis), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although ISS' and/or Glass Lewis' analyses are thoroughly reviewed and considered in making a final voting decision, the manager does not consider recommendations from ISS, Glass Lewis or any other third party to be determinative of the manager's ultimate decision. The manager votes proxies solely in the interests of the Fund and its shareholders. As a matter of policy, the officers, trustees and employees of the Fund, the manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Fund and its shareholders. Efforts are made to resolve all conflicts in the interests of the manager's clients. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, broker and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. In situations where a material conflict of interest is identified, the Proxy Group will refer the matter, along with the recommended course of action by the manager to an interdepartmental Proxy Review Committee (which may include portfolio managers and/or research analysts employed by the manager), for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of ISS, Glass Lewis or those of another independent third party provider of proxy services; or send the proxy directly to the Fund with a recommendation regarding the vote for approval. Where the Proxy Review Committee refers a matter to the Fund, it may rely upon the instructions of a representative of the Fund, such as the board of trustees or a committee of the board.

The recommendation of management on any issue is a factor which the manager considers in determining how proxies should be voted, but is not determinative of the manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and the manager will not support the position of the company's management in any situation where it deems that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

MANAGER'S PROXY VOTING POLICIES AND PRINCIPLES The manager has adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the manager cannot anticipate all future situations. In all cases, each proxy will be considered based on the relevant facts and circumstances.

BOARD OF DIRECTORS. The manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The manager may withhold votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the manager will review this issue as well as proposals to restore or provide for cumulative voting on a case-by-case basis, taking into consideration factors such as the company's corporate governance guidelines or provisions and performance.

RATIFICATION OF AUDITORS OF PORTFOLIO COMPANIES. In light of several high profile accounting scandals, the manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, the manager will examine proposals relating to non-audit relationships and non-audit fees. The manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence.

MANAGEMENT AND DIRECTOR COMPENSATION. A company's equity-based compensation plan should be in alignment with its shareholders' long-term interests. The manager believes that executive compensation should be directly linked to the performance of the company. The manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plans. The manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. The manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the manager will generally oppose "golden parachutes" that are considered to be excessive. The manager will normally support proposals that require a percentage of directors' compensation to be in the form of common stock, as it aligns their interests with those of shareholders. The manager will review on a case-by-case basis any shareholder proposals to adopt policies on expensing stock option plans.

ANTI-TAKEOVER MECHANISMS AND RELATED ISSUES. The manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. On occasion, the manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the Fund or its shareholders' interests. The manager generally supports proposals that require shareholder rights' plans ("poison pills") to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. The manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." The manager generally supports "fair price" provisions and confidential voting.

CHANGES TO CAPITAL STRUCTURE. The manager will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase and proposals seeking preemptive rights. The manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable.

MERGERS AND CORPORATE RESTRUCTURING. Mergers and acquisitions will be subject to careful review by the research analyst to determine whether each will be beneficial to shareholders. The manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring and reincorporation proposals are also subject to a thorough examination on a case-by-case basis.

SOCIAL AND CORPORATE POLICY ISSUES. The manager will generally give management discretion with regard to social, environmental and ethical issues, although the manager may vote in favor of those that are believed to have significant economic benefits or implications for the Fund and its shareholders.

GLOBAL CORPORATE GOVERNANCE. Many of the tenets discussed above are applied to proxy voting decisions for international companies. However, the manager must be more flexible in these instances and must be mindful of the varied market practices of each region.

The manager will attempt to process every proxy it receives for all domestic and foreign issuers. However, there may be situations in which the manager cannot process proxies, for example, where a meeting notice was received too late, or sell orders preclude the ability to vote. If a security is on loan, the manager may determine that it is not in the best interests of the Fund to recall the security for voting purposes. Also, the manager may abstain from voting under certain circumstances or vote against items such as "Other Business" when the manager is not given adequate information from the company.

Shareholders may view the complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are available online at franklintempleton.com and posted on the SEC website at www.sec.gov. The proxy voting records are updated each year by August 31 to reflect the most recent 12-month period ended June 30.

MANAGEMENT AND OTHER SERVICES
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MANAGER AND SERVICES PROVIDED The Fund's manager is Franklin Advisers, Inc. The manager is a wholly owned subsidiary of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for the Fund to buy, hold or sell. The manager also selects the brokers who execute the Fund's portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the Fund, the manager and its officers, directors and employees are covered by fidelity insurance.

The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the Fund. Similarly, with respect to the Fund, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the Fund or other funds it manages. Because the manager is a subsidiary of a financial holding company (FHC) under the Gramm-Leach-Bliley Act of 1999, federal regulations applicable to FHCs may limit or restrict the Fund's ability to acquire or hold a position in a given security when it might otherwise be advantageous for the Fund to acquire or hold that security.

The Fund, its manager and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the Fund or that are currently held by the Fund, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Fund, its manager and principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the Securities and Exchange Commission (SEC).

MANAGEMENT FEES The Fund pays the manager a fee equal to an annual rate of:

o
o
o
o
o
o

The fee is calculated daily and paid monthly according to the terms of the management agreement. Each class of the Fund's shares pays its proportionate share of the fee.

PORTFOLIO MANAGERS This section reflects information about the portfolio managers as of April 30, 2007.

The following table shows the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within each category:

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Name  Number     Assets     Number of  Assets     Number    Assets
      of Other   of Other   Other      of Other   of Other  of
      Registered Registered Pooled     Pooled     Accounts  Other
      Investment Investment Investment Investment Managed   Accounts
      Companies  Companies  Vehicles   Vehicles             Managed
      Managed    Managed    Managed(1) Managed              (x $1
                 (x $1                 (x $1                million)
                 million)              million)(1)
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Steven    1          1,501.7      2        36.6        0       N/A
Kornfeld
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Edward    9         71,413.1      3        890.4       0       N/A
D. Perks
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1. The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the individual managers listed would not be solely responsible for managing such listed amounts.

Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts. The advisory fees for some of such other products and accounts may be different than that charged to the Fund and may include performance based compensation. This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures helps to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

CONFLICTS. The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

COMPENSATION. The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

      BASE SALARY Each portfolio manager is paid a base salary.

      ANNUAL BONUS Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

      o INVESTMENT PERFORMANCE. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

      o NON-INVESTMENT PERFORMANCE. The more qualitative contributions of a portfolio manager to the manager's business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

      o RESPONSIBILITIES. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

      ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

OWNERSHIP OF FUND SHARES. The manager has a policy of encouraging portfolio managers to invest in the funds they manage. Exceptions arise when, for example, a fund is closed to new investors or when tax considerations or jurisdictional constraints cause such an investment to be inappropriate for the portfolio manager.

ADMINISTRATOR AND SERVICES PROVIDED Franklin Templeton Services, LLC (FT Services) has an agreement with the Fund to provide certain administrative services and facilities for the Fund. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Fund's manager and principal underwriter.

The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

ADMINISTRATION FEES The manager pays FT Services a fee equal to an annual rate of:

o
o
o
o

SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin Templeton Investor Services, LLC (Investor Services) is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is located at 3344 Quality Drive, Rancho Cordova, CA 95670-7313. Please send all correspondence to Investor Services at P.O. Box 997151, Sacramento, CA 95899-7151.

Investor Services receives a fee for servicing Fund shareholder accounts. The Fund also will reimburse Investor Services for certain out-of-pocket expenses necessarily incurred in servicing the shareholder accounts in accordance with the terms of its servicing contract with the Fund.

Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (primarily to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an IRS-recognized tax-deferred savings plan (including Employer Sponsored Retirement Plans and Section 529 Plans) for which the institution, or its affiliate, provides participant level recordkeeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund for services provided in support of Beneficial Owners and NSCC networking system accounts.

CUSTODIAN Bank of New York, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as custodian of the Fund's securities and other assets.As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP, Three Embarcadero Center, San Francisco, CA 94111-4004, is the Fund's independent registered public accounting firm. The Independent Registered Public Accounting Firm audits the financial statements included in the Fund's Annual Report to Shareholders.

PORTFOLIO TRANSACTIONS
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The manager selects brokers and dealers to execute the Fund's portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the board may give.

When placing a portfolio transaction, the trading department of the manager seeks to obtain "best execution" -- the best combination of high quality transaction execution services, taking into account the services and products to be provided by the broker or dealer, and low relative commission rates with the view of maximizing value for the Fund and its other clients. For most transactions in equity securities, the amount of commissions paid is negotiated between the manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons within the trading department of the manager responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors. The manager may also place orders to buy and sell equity securities on a principal rather than agency basis if the manager believes that trading on a principal basis will provide best execution. Purchases of portfolio securities from underwriters will include a commission or concession paid to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The manager may cause the Fund to pay certain brokers commissions that are higher than those another broker may charge, if the manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the manager's overall responsibilities to client accounts over which it exercises investment discretion. The brokerage commissions that are used to acquire services other than brokerage are known as "soft dollars." Research provided can be either proprietary (created and provided by the broker-dealer, including tangible research products as well as access to analysts and traders) or third party (created by a third party but provided by the broker-dealer). To the extent permitted by applicable law, the manager may use soft dollars to acquire both proprietary and third party research.

The research services that brokers may provide to the manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the manager in carrying out its investment advisory responsibilities. These services may not always directly benefit the Fund. They must, however, be of value to the manager in carrying out its overall responsibilities to its clients.

It is not possible to place an accurate dollar value on the special execution or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs from many securities firms. The receipt of these products and services does not reduce the manager's research activities in providing investment advice to the Fund.

As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients.

Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the accounts and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Fund.

DISTRIBUTIONS AND TAXES
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ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
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The Fund is a diversified series of Franklin Strategic Series (the Trust), an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on January 25, 1991, and is registered with the SEC.

The Fund currently offers four classes of shares, Class A, Class C, Class R and Advisor Class. The Fund began offering shares on December 13, 2007. The Fund may offer additional classes of shares in the future. The full title of each class is:

o     Franklin Focused Core Equity Fund - Class A
o     Franklin Focused Core Equity Fund - Class C
o     Franklin Focused Core Equity Fund - Class R
o     Franklin Focused Core Equity Fund - Advisor Class

Shares of each class represent proportionate interests in the Fund's assets. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Additional series may be offered in the future.

The Fund has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval.

BUYING AND SELLING SHARES
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The Fund continuously offers its shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Fund may be required by state law to register as securities dealers. If you buy or sell shares through your securities dealer, you may be charged a transaction processing fee by your securities dealer. Your securities dealer will provide you with specific information about any transaction processing fees you will be charged.

For investors outside the U.S., the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

If you buy shares through the reinvestment of dividends, the shares will be purchased at the net asset value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

INVESTMENT BY ASSET ALLOCATORS The Fund permits investment in the Fund by certain asset allocators (Asset Allocators) who represent underlying clients that have granted a power of attorney to the Asset Allocators to invest on their behalf. The Asset Allocators typically make asset allocation decisions across similarly situated underlying accounts that are invested in the Fund. As a result of adjustments in such asset allocation decisions, the Fund may experience relatively large purchases and redemptions when the Asset Allocators implement their asset allocation adjustment decisions. The Fund, based on monitoring of the trading activity of such Asset Allocator accounts, reserves the right to treat such Asset Allocators as market timers. In such circumstances, the Fund may restrict or reject trading activity by Asset Allocators if, in the judgment of the Fund's manager or transfer agent, such trading may interfere with the efficient management of the Fund's portfolio, may materially increase the Fund's transaction costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders. Neither the Fund, nor its investment manager nor any other affiliated party receives any compensation or other consideration in return for permitting Fund investments by Asset Allocators.

INITIAL SALES CHARGES The maximum initial sales charge is 5.75% for Class A. There is no initial sales charge for Class C, Class R and Advisor Class.

The initial sales charge for Class A shares may be reduced for certain large purchases, as described in the prospectus. We offer several ways for you to combine your purchases in Franklin Templeton funds to take advantage of the lower sales charges for large purchases.

LETTER OF INTENT (LOI). You may buy Class A shares at a reduced sales charge by completing the LOI section of your account application. An LOI is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay. By completing the LOI section of the application, you acknowledge and agree to the following:

o You authorize Distributors to reserve approximately 5% of your total intended purchase in Class A shares registered in your name until you fulfill your LOI. Your periodic statements will include the reserved shares in the total shares you own, and we will pay or reinvest dividend and capital gain distributions on the reserved shares according to the distribution option you have chosen.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the LOI.

o Although you may exchange your shares, you may not sell reserved shares until you complete the LOI or pay the higher sales charge.

After you file your LOI with the Fund, you may buy Class A shares at the sales charge applicable to the amount specified in your LOI. Sales charge reductions based on purchases in more than one Franklin Templeton fund will be effective only after notification to Distributors that the investment qualifies for a discount. If you file your LOI with the Fund before a change in the Fund's sales charge, you may complete the LOI at the lower of the new sales charge or the sales charge in effect when the LOI was filed.

Your holdings in Franklin Templeton funds acquired before you filed your LOI will be counted towards the completion of the LOI. Any redemptions you make during the 13 month period, except in the case of certain retirement plans, will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been completed.

If the terms of your LOI are met, the reserved shares will be deposited to an account in your name or delivered to you or as you direct.

If the amount of your total purchases, less redemptions, is less than the amount specified in your LOI, the sales charge will be adjusted upward, depending on the actual amount purchased (less redemptions) during the period. You will need to send Distributors an amount equal to the difference in the actual dollar amount of sales charge paid and the amount of sales charge that would have applied to the total purchases if the total of the purchases had been made at one time. Upon payment of this amount, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, we will redeem an appropriate number of reserved shares to realize the difference. If you redeem the total amount in your account before you fulfill your LOI, we will deduct the additional sales charge due from the sale proceeds and forward the balance to you.

For LOIs filed on behalf of certain retirement plans, the level and any reduction in sales charge for these plans will be based on actual plan participation and the projected investments in Franklin Templeton funds under the LOI. These plans are not subject to the requirement to reserve 5% of the total intended purchase or to the policy on upward adjustments in sales charges described above, or to any penalty as a result of the early termination of a plan.

WAIVERS FOR INVESTMENTS FROM CERTAIN PAYMENTS. Class A shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by investors who reinvest within 90 days:

o Dividend and capital gain distributions from any Franklin Templeton fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Advisor Class or Class Z shareholders of a Franklin Templeton fund who may reinvest their distributions in the Fund's Class A shares.

o Annuity payments received under either an annuity option or from death benefit proceeds, if the annuity contract offers as an investment option the Franklin Templeton Variable Insurance Products Trust. You should contact your tax advisor for information on any tax consequences that may apply.

o Redemption proceeds from the sale of Class A shares of any of the Franklin Templeton Investment Funds if you are a qualified investor.

   If you paid a CDSC when you redeemed your Class A shares from a Franklin Templeton Investment Fund, a new CDSC will apply to your purchase of Fund shares and the CDSC holding period will begin again. We will, however, credit your Fund account with additional shares based on the CDSC you previously paid and the amount of the redemption proceeds that you reinvest.

   If you immediately placed your redemption proceeds in a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 90 days from the date they are redeemed from the money fund.

WAIVERS FOR CERTAIN INVESTORS. The following investors or investments may qualify to buy Class A shares without an initial sales charge or CDSC due to anticipated economies in sales efforts and expenses, including:

o Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you.

o Registered securities dealers and their affiliates, for their investment accounts only

o Current employees of securities dealers and their affiliates and their family members, as allowed by the internal policies of their employer

o Current and former officers, trustees, directors, full-time employees (and their family members) of both Franklin Templeton Investments and Franklin Templeton funds, consistent with our then-current policies

o Current partners of law firms that currently provide legal counsel to the funds, Resources or its affiliates

o  Assets held in accounts managed by a subsidiary of Franklin Resources,
   Inc.: (1) under an advisory agreement (including sub-advisory agreements); and/or (2) as Trustee of an inter vivos or testamentary trust

o Certain unit investment trusts and their holders reinvesting distributions from the trusts

o Any trust or plan established as part of a qualified tuition program under Section 529 of the Internal Revenue Code, as amended

o  Group annuity separate accounts offered to retirement plans

o Chilean retirement plans that meet the requirements described under "Retirement plans" below

o Assets held in accounts managed by a state or federally regulated trust company or bank (Trust Company) either as discretionary trustee of an inter vivos or testamentary trust or as manager under an advisory agreement (including sub-advisory) or other agreement that grants the Trust Company investment discretion over those assets (Trust Company Managed Assets) if (i) the aggregate value of Trust Company Managed Assets invested in Franklin Templeton funds at the time of purchase equals at least $1 million; and (ii) the purchased shares are registered directly to the Trust Company in its corporate capacity (not as trustee of an individual trust) and held solely as Trust Company Managed Assets

o Shares acquired by a financial intermediary that the intermediary holds, directly or indirectly, on behalf of a beneficial owner who has entered into a comprehensive fee or other advisory fee arrangement with any broker-dealer, trust company or registered investment advisor (RIA), whether or not affiliated with the financial intermediary, provided the financial intermediary has entered into an agreement with Distributors authorizing the sale of Fund shares

RETIREMENT PLANS. Class A shares at NAV are available for: o Employer Sponsored Retirement Plans with assets of $1 million or more; or

o Investors who open an IRA with proceeds rolled over directly from an Employer Sponsored Retirement Plan (the Plan) if the IRA is a "Common Platform IRA." An IRA is a Common Platform IRA if (i) the IRA custodian or recordkeeper, or one of its affiliates, is the recordkeeper for the Plan at the time the IRA is opened; and (ii) current agreements with the Fund, or its agent, make Franklin Templeton fund shares available to both the Plan and the IRA investor; or

o Investors who open an IRA as a spousal rollover or a QDRO if opened with proceeds from a DCS plan and/or a plan for which FTB&T was trustee.

A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

An "Employer Sponsored Retirement Plan" is a Qualified Retirement Plan, ERISA covered 403(b) and certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Retirement Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer sponsored IRAs.

A "DCS Plan" is an Employer Sponsored Retirement Plan that (i) has contracted for current participant level recordkeeping with the Defined Contribution Services (DCS) division of Franklin Templeton Investor Services; or (ii) is receiving current DCS services by contracting with the entity identified in DCS promotional material for participant level recordkeeping related to those DCS services.

SALES IN TAIWAN. Under agreements with certain banks in Taiwan, Republic of China, the Fund's shares are available to these banks' trust accounts without a sales charge. The banks may charge service fees to their customers who participate in the trusts. A portion of these service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.

The Fund's Class A shares may be offered to investors in Taiwan through securities advisory firms known locally as Securities Investment Consulting Enterprises. In conformity with local business practices in Taiwan, Class A shares may be offered with the following schedule of sales charges:

SIZE OF PURCHASE - U.S. DOLLARS          SALES CHARGE (%)
------------------------------------------------------------
Under $30,000                            3.0
$30,000 but less than $50,000            2.5
$50,000 but less than $100,000           2.0
$100,000 but less than $200,000          1.5
$200,000 but less than $400,000          1.0
$400,000 or more                         0

DEALER COMPENSATION Securities dealers may at times receive the entire sales charge. A securities dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the dealer compensation table in the Fund's prospectus.

Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 1% on sales of $1 million or more but less than $4 million, plus 0.50% on sales of $4 million or more but less than $50 million, plus 0.25% on sales of $50 million or more.

In addition to the sales charge payments described above and the distribution and service (12b-1) fees described below under "The Underwriter - Distribution and service (12b-1) fees," Distributors and/or its non-fund affiliates may make the following additional payments out of their own assets to securities dealers that sell shares of Franklin Templeton funds:

MARKETING SUPPORT PAYMENTS. Distributors may make payments to certain dealers who are holders or dealers of record for accounts in one or more of the Franklin Templeton funds. A dealer's marketing support services may include business planning assistance, advertising, educating dealer personnel about the Franklin Templeton funds and shareholder financial planning needs, placement on the dealer's list of offered funds, and access to sales meetings, sales representatives and management representatives of the dealer. Distributors compensates dealers differently depending upon, among other factors, sales and assets levels, redemption rates and the level and/or type of marketing and educational activities provided by the dealer. Such compensation may include financial assistance to dealers that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events. These payments may vary depending upon the nature of the event. Distributors will, on an annual basis, determine whether to continue such payments.

In the case of any one dealer, marketing support payments will not exceed the sum of 0.10% of that dealer's current year's total sales of Franklin Templeton mutual funds and 0.05% (or 0.03%) of the total assets respectively, of equity or fixed income funds attributable to that dealer, on an annual basis.

As noted below, Distributors may make additional payments to dealers, including dealers not listed below, related to ticket charges and various dealer-sponsored events intended to educate financial advisers and their clients about the Franklin Templeton funds. The following is a list of NASD member broker-dealers (including their respective affiliates) receiving marketing support payments as of March 31, 2007:

Advantage Capital Corporation, AG Edwards & Sons, Inc., AIG Financial Advisors, Inc., American General Securities, Inc., American Portfolios Financial Services, Inc., Ameriprise Financial Services, Inc., Associated Securities Corp., AXA Advisors, LLC, Cadaret Grant & Co., Inc., Cambridge Investment Research Inc., CCO Investment Services Corp., Chase Investment Services Corp., Citicorp Investment Services, Comerica Securities, Inc., Commerce Brokerage Services, Inc., Compass Brokerage, Inc., CUNA Brokerage Services, Inc., CUSO Financial Services, L.P., Edward Jones, Fidelity Investments Institutional Services Company, Inc., Fifth Third Securities, Inc., Financial Network Investment Corporation, FSC Securities Corporation, First Command Financial Planning, Inc., Genworth Financial Securities Corp., J.J.B. Hilliard, W.L. Lyons, Inc., IFC Holdings Inc. D/B/A INVEST Financial Corporation, ING Financial Partners, Inc., Investacorp, Inc., Investment Centers of America, Inc., Jefferson Pilot Securities Corporation, Legend Equities Corporation, Lincoln Financial Advisors Corp., Lincoln Investment Planning, Inc., Linsco/Private Ledger Corp., M&T Securities Inc., Merrill Lynch, Pierce, Fenner & Smith, Inc., Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Multi-Financial Securities Corporation, Mutual Service Corporation, NatCity Investments, Inc., National Planning Corporation, PFS Investments, Inc., PrimeVest Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Dain Rauscher, Inc., Richard D. Schubert, Inc., Robert W. Baird & Co., Inc., Royal Alliance Associates, Inc., Securities America, Inc., Signator Investors, Inc., SII Investments, Inc., Smith Barney, SunTrust Investment Services, Inc., TFS Securities, Inc., The Investment Center, Inc., UBS Financial Services, Inc., UBS Global Asset Management (US) Inc., UnionBanc Investment Services, LLC, United Planners Financial Services, U.S. Bancorp Investments, Inc., Vanderbilt Securities, LLC, Wachovia Securities, LLC, Waterstone Financial Group, Inc., Wells Fargo Investments, LLC, WM Financial Services, Inc.

Marketing support payments made to organizations located outside the U.S., with respect to investments in the Fund by non-U.S.
persons, may exceed the above-stated limitation.

TRANSACTION SUPPORT PAYMENTS. The types of payments that Distributors may make under this category include, among others, payment of ticket charges of up to $20 per purchase or exchange order placed by a dealer or one time payments for ancillary services such as setting up funds on a dealer's mutual fund trading system.

OTHER PAYMENTS. From time to time, Distributors, at its expense, may make additional payments to dealers that sell or arrange for the sale of shares of the Fund. Such compensation may include financial assistance to dealers that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events, co-operative advertising, newsletters, and other dealer-sponsored events. These payments may vary depending upon the nature of the event, and can include travel expenses, such as lodging incurred by registered representatives and other employees in connection with training and educational meetings, client prospecting and due diligence trips.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as the NASD. Distributors makes payments for events it deems appropriate, subject to Distributors' guidelines and applicable law.

You should ask your dealer for information about any payments it receives from Distributors and any services provided.

CONTINGENT DEFERRED SALES CHARGE (CDSC)- CLASS A AND C If you invest any amount in Class C shares or $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any Class A shares you sell within 18 months and any Class C shares you sell within 12 months of purchase. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less.

CDSC WAIVERS. The CDSC for any share class generally will be waived for:

o Assets held in accounts managed by a state or federally regulated trust company or bank (Trust Company) either as discretionary trustee of an inter vivos or testamentary trust or as manager under an advisory agreement (including sub-advisory) or other agreement that grants the Trust Company investment discretion over those assets (Trust Company Managed Assets) if (i) the aggregate value of Trust Company Managed Assets invested in Franklin Templeton funds at the time of purchase equals at least $1 million; and (ii) the purchased shares are registered directly to the Trust Company in its corporate capacity (not as trustee of an individual trust) and held solely as Trust Company Managed Assets.

o  Account fees

o Sales of Class A shares purchased without an initial sales charge by certain retirement plan accounts if (i) the securities dealer of record received a payment from Distributors of 0.25% or less, or (ii) the securities dealer of record has entered into a supplemental agreement with Distributors

o Redemptions by the Fund when an account falls below the minimum required account size

o Redemptions following the death of the shareholder or beneficial owner

o Redemptions through a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's net asset value depending on the frequency of your plan

o  Redemptions by Employer Sponsored Retirement Plans

o Distributions from individual retirement accounts (IRAs) due to death or disability or upon periodic distributions based on life expectancy or returns of excess contributions and earnings

o Any trust or plan established as part of a qualified tuition program under Section 529 of the Internal Revenue Code of 1986, as amended

EXCHANGE PRIVILEGE If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the Fund and exchanged into the new fund at net asset value when paid. Backup withholding and information reporting may apply.

If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the Fund's investment goal[s] exist immediately. This money will then be withdrawn from the short-term, interest-bearing money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company generally are not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan also may be subject to a CDSC.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn, if the Fund receives notification of the shareholder's death or incapacity, or if mail is returned to the Fund marked "unable to forward" by the postal service.

REDEMPTIONS IN KIND The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

SHARE CERTIFICATES We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

GENERAL INFORMATION If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such checks. The Fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

Sending redemption proceeds by wire or electronic funds transfer (ACH) is a special service that we make available whenever possible. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven-day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the Fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the Fund at a later date. These sub-accounts may be registered either by name or number. The Fund's investment minimums apply to each sub-account. The Fund will send confirmation and account statements for the sub-accounts to the institution.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the Fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents. Any loss to you resulting from your dealer's failure to transmit your redemption order to the Fund in a timely fashion must be settled between you and your securities dealer.

Certain shareholder servicing agents may be authorized to accept your transaction request.

For institutional and bank trust accounts, there may be additional methods of buying or selling Fund shares than those described in this SAI or in the prospectus. Institutional and bank trust accounts include accounts opened by or in the name of a person (includes a legal entity or an individual) that has signed an Institutional Account Application or Bank Trust Account Application accepted by Franklin Templeton Institutional, LLC or entered into a selling agreement and/or servicing agreement with Distributors or Investor Services. For example, the Fund permits the owner of an institutional account to make a same day wire purchase if a good order purchase request is received (a) before the close of the New York Stock Exchange (NYSE) or (b) through the National Securities Clearing Corporation's automated system for processing purchase orders (Fund/SERV), even though funds are delivered by wire after the close of the NYSE. If funds to be wired are not received as scheduled, the purchase order may be cancelled or reversed and the institutional account owner could be liable for any losses or fees the Fund, Distributors and/or Investor Services may incur.

In the event of disputes involving conflicting claims of ownership or authority to control your shares, the Fund has the right (but has no obligation) to: (i) restrict the shares and require the written agreement of all persons deemed by the Fund to have a potential interest in the shares before executing instructions regarding the shares; or (ii) interplead disputed shares or the proceeds from the court-ordered sale thereof with a court of competent jurisdiction.

Should the Fund be required to defend against joint or multiple shareholders in any action relating to an ownership dispute, you expressly grant the Fund the right to obtain reimbursement for costs and expenses including, but not limited to, attorneys' fees and court costs, by unilaterally redeeming shares from your account.

The Fund may be required (i) pursuant to a validly issued levy, to turn your shares over to a levying officer who may, in turn, sell your shares at a public sale; or (ii) pursuant to a final order of forfeiture to sell your shares and remit the proceeds to the U.S. or state government as directed.

Clients of financial advisors whose firms have a Selling Agreement with Franklin Templeton Distributors, Inc., and who are eligible for the Financial Advisor Service Team (FAST) may be eligible for Franklin Templeton VIP ServicesTM which offers enhanced service and transaction capabilities. Please contact Shareholder Services at 1-800/632-2301 for additional information on this program.

THE UNDERWRITER
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Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of the Fund's shares. Distributors is located at One Franklin Parkway,
San Mateo, CA 94403-1906.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Advisor Class shares.

Distributors may be entitled to payments from the Fund under the Rule 12b-1 plans, as discussed below. Except as noted, Distributors receives no other compensation from the Fund for acting as underwriter.

DISTRIBUTION AND SERVICE (12B-1) FEES - CLASS A, C AND R The board has adopted a separate plan pursuant to Rule 12b-1 for each class. Although the plans differ in some ways for each class, each plan is designed to benefit the Fund and its shareholders. The plans are expected to, among other things, increase advertising of the Fund, encourage purchases of Fund shares and service to its shareholders, and increase or maintain assets of the Fund so that certain fixed expenses may be spread over a broader asset base, with a positive impact on per share expense ratios. In addition, a positive cash flow into the Fund is useful in managing the Fund because the manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

Under each plan, the Fund pays Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates and who provide service or account maintenance to shareholders (service fees); and the expenses of printing prospectuses and reports used for sales purposes, and of preparing and distributing sales literature and advertisements. Together, these expenses, including the service fees, are "eligible expenses." The 12b-1 fees charged to each class are based only on the fees attributable to that particular class.

THE CLASS A, C AND R PLANS. The Fund pays Distributors up to [% per year of Class A's average daily net assets, out of which []% may be paid for services to the shareholders (service fees). The Fund pays Distributors up to []% per year of Class C's average daily net assets, out of which []% may be paid for service fees. For Class R shares, the Fund pays Distributors up to []% per year of the class's average daily net assets. The Class C and R plans also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class C and R shares.

The Class A, C and R plans are compensation plans. They allow the Fund to pay a fee to Distributors that may be more than the eligible expenses Distributors has incurred at the time of the payment. Distributors must, however, demonstrate to the board that it has spent or has near-term plans to spend the amount received on eligible expenses. The Fund will not pay more than the maximum amount allowed under the plans.

In addition to the payments that Distributors or others are entitled to under each plan, each plan also provides that to the extent the Fund, the manager or Distributors or other parties on behalf of the Fund, the manager or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the Investment Company Act of 1940, as amended, then such payments shall be deemed to have been made pursuant to the plan.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks may not participate in the plans because of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banks, however, are allowed to receive fees under the plans for administrative servicing or for agency transactions.

Distributors must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plans should be continued.

Each plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of each plan also are consistent with Rule 12b-1.

PERFORMANCE
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Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return before taxes, average annual total return after taxes on distributions, and average annual total return after taxes on distributions and sale of sharesused by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

AVERAGE ANNUAL TOTAL RETURN BEFORE TAXES Average annual total return before taxes is determined by finding the average annual rates of return over certain periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that the maximum initial sales charge, if applicable, is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

When considering the average annual total return before taxes quotations for Class A shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund.

The following SEC formula is used to calculate these figures:

                                       n
                                 P(1+T) = ERV

where:

P    =     a hypothetical initial payment of $1,000
T    =     average annual total return
n    =     number of years
ERV  =     ending redeemable value of a hypothetical $1,000
           payment made at the beginning of each period at the end of each period

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS Average annual total return after taxes on distributions is determined by finding the average annual rates of return over certain periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes that the maximum initial sales charge, if applicable, is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (E.G., the ordinary income rate for distributions of ordinary income and net short-term capital gains, and the long-term capital gain rate for distributions of net long-term capital gains). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (E.G., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

The Fund's sales literature and advertising commonly refer to this calculation as the Fund's after-tax average annual total return (pre-liquidation). When considering the average annual total return after taxes on distributions quotations for Class A shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund.

The following SEC formula is used to calculate these figures:

                                       n
                                 P(1+T) = ATV
                                             D

where:

P   =  a hypothetical initial payment of $1,000
T   =  average annual total return (after taxes on distributions)
n   =  number of years
ATV =  ending value of a hypothetical $1,000 payment made at
   D the beginning of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES Average annual total return after taxes on distributions and sale of fund shares is determined by finding the average annual rates of return over certain periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of fund shares. The calculation assumes that the maximum initial sales charge, if applicable, is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of fund shares. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (E.G., the ordinary income rate for distributions of ordinary income and net short-term capital gains, and the long-term capital gain rate for distributions of net long-term capital gains). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (E.G., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (E.G., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

The Fund's sales literature and advertising commonly refer to this calculation as the Fund's after-tax average annual total return (post-liquidation). When considering the average annual total return after taxes on distributions quotations for Class A shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund.
The following SEC formula is used to calculate these figures:

                                       n
                                P(1+T) = ATV
                                            DR

where:

P    =   a hypothetical initial payment of $1,000
T    =   average annual total return (after taxes on distributions and redemptions)
n    =   number of years
ATV  =   ending value of a hypothetical $1,000 payment made at
   DR the beginning of each period at the end of each period, after taxes on fund distributions and redemption

CUMULATIVE TOTAL RETURN Like average annual total return, cumulative total return assumes that the maximum initial sales charge, if applicable, is deducted from the initial $1,000 purchase, income dividends and capital gain distributions are reinvested at net asset value, the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return.

VOLATILITY Occasionally statistics may be used to show the Fund's volatility or risk. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS The Fund also may quote the performance of Class A shares without a sales charge. Sales literature and advertising may quote a cumulative total return, average annual total return and other measures of performance with the substitution of net asset value for the public offering price.

Sales literature referring to the use of the Fund as a potential investment for IRAs, business retirement plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

The Fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to Franklin Templeton Investments. Resources is the parent company of the advisors and underwriter of Franklin Templeton funds.

MISCELLANEOUS INFORMATION
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The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Savings Planner may help you in determining how much money must be invested on a monthly basis to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Savings Planner leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.

The Fund is a member of Franklin Templeton Investments, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services over 4 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Together, Franklin Templeton Investments has over $[] billion in assets under management for more than 7 million U.S. based mutual fund shareholder and other accounts. Franklin Templeton Investments offers 111 U.S. based open-end investment companies to the public. The Fund may identify itself by its Nasdaq symbol or CUSIP number.

Currently, there are more mutual funds than there are stocks listed on the NYSE. While many of them have similar investment goals, no two are exactly alike. Shares of the Fund are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.

DESCRIPTION OF RATINGS
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CORPORATE OBLIGATION RATINGS

MOODY'S INVESTORS SERVICE (MOODY'S)

INVESTMENT GRADE

Aaa: Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Bonds rated Aa are judged to be high quality and are subject to very low credit risk.

A: Bonds rated A are considered upper medium-grade obligations and are subject to low credit risk.

Baa: Bonds rated Baa are subject to moderate credit risk and are considered medium-grade obligations. As such they may have certain speculative characteristics.

BELOW INVESTMENT GRADE

Ba: Bonds rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Bonds rated B are considered speculative and are subject to high credit risk.

Caa: Bonds rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Bonds rated Ca are considered highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Bonds rated C are the lowest rated class of bonds and are typically in default. They have little prospects for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S (S&P(R))

The issue rating definitions are expressions in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

INVESTMENT GRADE

AAA: This is the highest rating assigned by S&P to a debt obligation. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Obligations rated AA differ from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Obligations rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher ratings categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Obligations rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BELOW INVESTMENT GRADE

BB, B, CCC, CC, C: Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While these obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of the adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. The C rating is also assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is still making payments.

D: Obligations rated D are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating is also used upon the filing of bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks and highlights risks to principal or volatility of expected returns that are not addressed in the credit rating.

SHORT -TERM DEBT RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs and to individual short-term debt instruments. These obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted. Moody's employs the following designations to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Issuers (or supporting institutions) so rated have a superior ability to repay short-term debt obligations.

P-2 (Prime-2): Issuers (or supporting institutions) so rated have a strong ability to repay short-term debt obligations.

P-3 (Prime-3): Issuers (or supporting institutions) so rated have an acceptable ability to repay short-term debt obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P

S&P's ratings are a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days -- including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

A-1: This designation indicates that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: Issues carrying this designation are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations carrying the higher designations. However, the obligor's capacity to meet its financial commitments on the obligation is satisfactory.

A-3: Issues carrying this designation exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Issues carrying this designation are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Issues carrying this designation are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: Issues carrying this designation are in payment default. The D rating category is used when payments on an obligation are not made on the due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.





























                            FRANKLIN STRATEGIC SERIES
                              FILE NOS. 033-39088 &
                                    811-06243

                                    FORM N-1A

                                     PART C
                                OTHER INFORMATION


ITEM 23. EXHIBITS. The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

      (a)  Agreement and Declaration of Trust

           (i) Agreement and Declaration of Trust of Franklin Strategic Series, a Delaware statutory trust, dated April 11, 2007
                 Filing: Post-Effective Amendment No. 54 to
                 Registration Statement on Form N-1A
                 File No. 033-39088
                 Filing Date: August 27, 2007

       (b) By-Laws

           (i) By-Laws of Franklin Strategic Series, a Delaware statutory trust effective as of April 11, 2007
                 Filing: Post-Effective Amendment No. 54 to
                 Registration Statement on Form N-1A
                 File No. 033-39088
                 Filing Date: August 27, 2007

      (c)  Instruments Defining Rights of Security Holders

           Not Applicable

      (d)  Investment Advisory Contracts

           (i) Management Agreement between the Registrant, on behalf of Franklin Global Health Care Fund, Franklin Small Cap Growth Fund, Franklin Global Communications Fund (formerly Franklin Global Utilities Fund), and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992
                 Filing: Post-Effective Amendment No. 14 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 2, 1995

           (ii) Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated May 24, 1994
                 Filing: Post-Effective Amendment No. 14 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 2, 1995

           (iii) Amended and Restated Management Agreement between the Registrant, on behalf of Franklin Flex-Cap Growth Fund formerly Franklin California Growth Fund), and Franklin Advisers, Inc., dated July 12, 1993
                 Filing: Post-Effective Amendment No. 14 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 2, 1995

           (iv) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Flex Cap Growth Fund (formerly Franklin California Growth Fund), and Franklin Advisers, Inc., dated July 12, 1993
                 Filing: Post-Effective Amendment No. 21 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 7, 1996

           (v) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Global Health Care Fund, Franklin Small-Mid Cap Growth Fund (formerly Franklin Small Cap Growth Fund), Franklin Global Communications Fund (formerly Franklin Global Utilities Fund), and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992
                 Filing: Post-Effective Amendment No. 21 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 7, 1996

          (vi) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated May 24, 1994
                 Filing: Post-Effective Amendment No. 21 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 7, 1996

          (vii) Management Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund, and Franklin Advisers, Inc., dated July 15, 1997
                 Filing: Post-Effective Amendment No. 25 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 25, 1997

         (viii) Amended & Restated Investment Advisory Agreement on behalf of Franklin U.S. Long-Short Fund and Franklin Advisers, Inc. dated May 1, 2002
                 Filing: Post-Effective Amendment No. 45 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 29, 2002

           (ix) Investment Advisory Agreement between the Registrant, on behalf of Franklin Aggressive Growth Fund, and Franklin Advisers, Inc. dated May 18, 1999
                 Filing: Post-Effective Amendment No. 37 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 28, 1999

          (x) Investment Advisory Agreement between the Registrant, on behalf of Franklin Technology Fund, and Franklin Advisers, Inc., dated May 1, 2000
                 Filing: Post-Effective Amendment No. 40 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date:  June 30, 2000

         (xi) Investment Advisory Agreement between the Registrant, on behalf of Franklin Small Cap Growth Fund II, and Franklin Advisers, Inc. dated May 1, 2000
                 Filing: Post-Effective Amendment No. 40 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date:  June 30, 2000

         (xii) Form of Investment Management Agreement between the Registrant, on behalf of Franklin Focused Core Equity Fund, and Franklin Advisers, Inc.

      (e)  Underwriting Contracts

            (i) Amended and Restated Distribution Agreement between the Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                 Filing: Post-Effective Amendment No. 42 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 29, 2001

           (ii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003
                 Filing: Post-Effective Amendment No. 47 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: May 28, 2004

          (iii) Amendment to form of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003
                 Filing: Post-Effective Amendment No. 54 to
                 Registration Statement on Form N-1A
                 File No. 033-39088
                 Filing Date: August 27, 2007

      (f)  Bonus or Profit Sharing Contracts

           Not Applicable

      (g)  Custodian Agreements

           (i) Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                 Filing: Post-Effective Amendment No. 19 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 14, 1996

           (ii) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                 Filing: Post-Effective Amendment No. 27 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 13, 1998

           (iii) Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                 Filing: Post-Effective Amendment No. 30 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: December 23, 1998

           (iv) Amendment dated May 16, 2001, to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                 Filing: Post-Effective Amendment No.43 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: December 20, 2001

            (v) Amendment dated July 2, 2007 to Exhibit A of the Master Custody Agreement between Registrant and the Bank of New York dated February 16, 1996
                 Filing: Post-Effective Amendment No. 54 to
                 Registration Statement on Form N-1A
                 File No. 033-39088
                 Filing Date: August 27, 2007


           (vi) Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York made as of May 16, 2001
                 Filing: Post-Effective Amendment No.43 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: December 20, 2001

           (vii) Amendment to Schedule 1 dated June 22, 2007 of the Foreign Custody Manager Agreement
                 Filing: Post-Effective Amendment No. 54 to
                 Registration Statement on Form N-1A
                 File No. 033-39088
                 Filing Date: August 27, 2007


          (viii) Amendment to Schedule 2 dated March 19, 2007 of the Foreign Custody Manager Agreement
                 Filing: Post-Effective Amendment No. 54 to
                 Registration Statement on Form N-1A
                 File No. 033-39088
                 Filing Date: August 27, 2007

           (ix) Terminal Link Agreement between the Registrant and Bank of New York dated February 16, 1996
                 Filing: Post-Effective Amendment No. 19 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 14, 1996

      (h)  Other Material Contracts

           (i) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC
                 Filing: Post-Effective Amendment No. 42 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 29, 2001

          (vi) Fund Administration Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund, and Franklin Templeton Services, LLC, dated January 1, 2001
                 Filing: Post-Effective Amendment No. 42 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 29, 2001

          (iii) Fund Administration Agreement between the Registrant, on behalf of Franklin U.S. Long-Short Fund, and Franklin Templeton Services, LLC, dated January 1, 2001
                 Filing: Post-Effective Amendment No. 42 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 29, 2001

           (iv) Fund Administration Agreement between the Registrant, on behalf of Franklin Aggressive Growth Fund, and Franklin Templeton Services, LLC, dated January 1, 2001
                 Filing: Post-Effective Amendment No. 42 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 29, 2001

           (v) Fund Administration Agreement between the Registrant, on behalf of Franklin Technology Fund, and Franklin Templeton Services, LLC, dated January 1, 2001
                 Filing: Post-Effective Amendment No. 42 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 29, 2001

           (vi) Fund Administration Agreement between the Registrant, on behalf of Franklin Small Cap Growth Fund II, and Franklin Templeton Services, LLC, dated January 1, 2001
                 Filing: Post-Effective Amendment No. 42 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 29, 2001

           (vii) Form of Fund Administration Agreement between the Registrant, on behalf of Franklin Focused Core Equity Fund, and Franklin Templeton Services, LLC.

      (i)  Legal Opinion

            (i)  Opinion and consent of counsel dated March 8, 1999
                 Filing: Post-Effective Amendment No. 31 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 11, 1999

(j)   Other Opinions

            Not Applicable

      (k)  Omitted Financial Statements

           Not Applicable

      (l)  Initial Capital Agreements

           (i) Letter of Understanding for Franklin California Growth Fund (formerly Franklin Flex-Cap Growth Fund) dated August 20, 1991
                 Filing: Post-Effective Amendment No. 14 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 2, 1995

         (ii) Letter of Understanding for Franklin Global Communications Fund (formerly Franklin Global Utilities Fund) - Class C dated April 12,1995
                 Filing: Post-Effective Amendment No. 14 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 2, 1995

           (iii) Letter of Understanding for Franklin Natural Resources Fund dated June 5, 1995
                 Filing: Post-Effective Amendment No. 17 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: December 5, 1995

           (iv) Letter of Understanding for Franklin California Growth Fund (formerly Flex-Cap Growth Fund)-Class C dated August 30, 1996
                 Filing: Post-Effective Amendment No. 27 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 13, 1998

           (v) Letter of Understanding for Franklin Global Health Care Fund dated August 30, 1996
                 Filing: Post-Effective Amendment No. 27 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 13, 1998


           (vi) Letter of Understanding for Franklin Biotechnology Discovery Fund dated September 5, 1997
                 Filing: Post-Effective Amendment No. 27 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 13, 1998

          (vii) Letter of Understanding for Franklin U.S. Long-Short Fund dated March 11, 1999
                 Filing: Post-Effective Amendment No. 37 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 28, 1999

         (viii) Letter of Understanding for Franklin Aggressive Growth Fund dated June 22, 1999
                 Filing: Post-Effective Amendment No. 37 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 28, 1999

           (ix) Letter of Understanding for Franklin Small Cap Growth Fund II dated April 28, 2000
                 Filing: Post-Effective Amendment No. 40 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 30, 2000

           (x) Letter of Understanding for Franklin Technology Fund dated April 28, 2000 Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date:  June 30, 2000

      (m)  Rule 12b-1 Plan

           (i) Class A Amended and Restated Distribution Plan between the Registrant, on behalf of Franklin California Growth Fund (formerly Franklin Flex-Cap Growth Fund), Franklin Small-Mid Cap Growth Fund (formerly Franklin Small Cap Growth Fund), Franklin Global Health Care Fund and Franklin Global Communications Fund (formerly Franklin Global Utilities
                 Fund), and Franklin/Templeton Distributors, Inc., dated July 1, 1993
                 Filing: Post-Effective Amendment No. 14 to
                 RegistrationStatement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 2, 1995

           (ii) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated May 24, 1994
                 Filing: Post-Effective Amendment No. 14 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 2, 1995

           (iii) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Natural Resources Fund, and Franklin/Templeton Distributors, Inc., dated June 1, 1995
                 Filing: Post-Effective Amendment No. 14 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 2, 1995

           (iv) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin/Templeton Distributors, Inc., dated September 15, 1997
                 Filing: Post-Effective Amendment No. 27 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 13, 1998

           (v) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin U.S. Long-Short Fund, and Franklin Templeton Distributors, Inc.
                 dated April 15, 1999
                 Filing: Post-Effective Amendment No. 48 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 26, 2004

         (vi) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Aggressive Growth Fund, and Franklin/Templeton Distributors, Inc., dated May 18, 1999
                 Filing: Post-Effective Amendment No. 50 to
                 Registration Statement on Form N-1A
                 File No. 033-39088
                 Filing Date: August 29, 2006

         (vii) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Growth Fund II and Franklin/Templeton Distributors, Inc., dated May 1, 2000
                 Filing: Post-Effective Amendment No. 40 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 30, 2000

         (viii) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Technology Fund and Franklin/Templeton Distributors, Inc., dated May 1, 2000
                 Filing: Post-Effective Amendment No. 40 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 30, 2000

           (ix) Form of Class A Distribution Plan to Rule 12b-1 between the Registrant, on behalf of Franklin Focused Core Equity Fund, and Franklin/Templeton Distributors, Inc.

           (x) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin California Growth Fund (formerly Franklin Flex-Cap Growth Fund) and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                 Filing: Post-Effective Amendment No. 33 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 24, 1999

           (xi) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Health Care Fund and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                 Filing: Post-Effective Amendment No. 33 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 24, 1999

          (xii) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Communications Fund (formerly Franklin Global Utilities Fund) and
                 Franklin/Templeton Distributors, Inc. dated October 16, 1998
                 Filing: Post-Effective Amendment No. 33 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 24, 1999

          (xiii) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                 Filing: Post-Effective Amendment No. 33 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 24, 1999

        (xiv) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Aggressive Growth Fund and Franklin/Templeton Distributors, Inc. dated May 18, 1999
                 Filing: Post-Effective Amendment No. 37 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 28, 1999

         (xv) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Growth Fund II and Franklin/Templeton Distributors, Inc., dated May 1, 2000
                 Filing: Post-Effective Amendment No. 40 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 30, 2000

        (xvi) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Technology Fund and Franklin/Templeton Distributors, Inc., dated May 1, 2000
                 Filing: Post-Effective Amendment No. 40 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 30, 2000

      (xvii) Class B Distribution Plan pursuant to Rule to 12-b1 between the Registrant on behalf of Franklin Small-Mid Cap Growth Fund and Franklin/Templeton
                 Distributors, Inc. dated July 1, 2002
                 Filing: Post-Effective Amendment No 45 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date:  August 29, 2002

       (xviii) Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin/Templeton Distributors, Inc., dated October 31, 2000
                 Filing: Post-Effective Amendment No. 42 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 29, 2001

        (xix) Class C Distribution Plan between the Registrant, on behalf of Franklin Aggressive Growth Fund, Franklin California Growth Fund (formerly Franklin Flex-Cap Growth Fund), Franklin Global Communications Fund, Franklin Global Health Care Fund, Fraklin Small-Mid Cap Growth Fund (formerly Franklin Small Cap Growth Fund), Franklin Small Cap Growth Fund II and Franklin Technology Fund and Franklin/Templeton Distributors, Inc., dated October 31, 2000
                 Filing: Post-Effective Amendment No. 42 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 29, 2001

         (xx) Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Natural Resources Fund and Franklin/Templeton Distributors, Inc., dated September 1, 2005
                 Filing: Post-Effective Amendment No. 50 to
                 Registration Statement on Form N-1A
                 File No. 033-39088
                 Filing Date: August 29, 2006

         (xxi) Form of Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Focused Core Equity Fund, and Franklin/Templeton Distributors, Inc.

         (xxii) Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Aggressive Growth Fund, Franklin California Growth Fund (formerly Franklin Flex-Cap Growth Fund, Franklin Small Cap Growth Fund II, Franklin Small-Mid Cap Growth Fund, Franklin Strategic Income Fund, and Franklin Technology Fund and Franklin/Templeton Distributors, Inc. dated January 1, 2002
                 Filing: Post-Effective Amendment No. 43 to
                 Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: December 20, 2001

        (xxiii) Form of Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Focused Core Equity Fund, and Franklin/Templeton Distributors, Inc.

      (n)  Rule 18f-3 Plan

           (i) Multiple Class Plan for Franklin Global Communications Fund dated November 18, 2003
                 Filing: Post-Effective Amendment No. 49 to
                 Registration Statement on Form N-1A
                 File No. 033-39088
                 Filing Date: June 30, 2005

           (ii) Multiple Class Plan for Franklin Global Health Care Fund dated November 18, 2003
                 Filing: Post-Effective Amendment No. 49 to
                 Registration Statement on Form N-1A
                 File No. 033-39088
                 Filing Date: June 30, 2005

           (iii) Multiple Class Plan for Franklin Natural Resources Fund dated February 28, 2005
                 Filing: Post-Effective Amendment No. 50 to
                 Registration Statement on Form N-1A
                 File No. 033-39088
                 Filing Date: August 29, 2006

           (iv) Multiple Class Plan for Franklin Strategic Income Fund dated November 18, 2003
                 Filing: Post-Effective Amendment No. 49 to
                 Registration Statement on Form N-1A
                 File No. 033-39088
                 Filing Date: June 30, 2005

           (v) Multiple Class Plan for Franklin Aggressive Growth Fund dated November 18, 2003
                 Filing: Post-Effective Amendment No. 49 to
                 Registration Statement on Form N-1A
                 File No. 033-39088
                 Filing Date: June 30, 2005

           (vi) Multiple Class Plan for Franklin Flex Cap Growth Fund dated March 16, 2004
                 Filing: Post-Effective Amendment No. 49 to
                 Registration Statement on Form N-1A
                 File No. 033-39088
                 Filing Date: June 30, 2005

          (vii) Multiple Class Plan for Franklin Small Cap Growth Fund II dated November 18, 2003
                 Filing: Post-Effective Amendment No. 49 to
                 Registration Statement on Form N-1A
                 File No. 033-39088
                 Filing Date: June 30, 2005

        (viii) Multiple Class Plan for Franklin Technology Fund dated November 18, 2003
                 Filing: Post-Effective Amendment No. 49 to
                 Registration Statement on Form N-1A
                 File No. 033-39088
                 Filing Date: June 30, 2005

          (ix) Multiple Class Plan for Franklin Small-Mid Cap Growth Fund dated November 18, 2003
                 Filing: Post-Effective Amendment No. 49 to
                 Registration Statement on Form N-1A
                 File No. 033-39088
                 Filing Date: June 30, 2005

           (x)   Form of Multiple Class Plan for Franklin Focused Core
                 Equity Fund


      (p)  Code of Ethics

            (i)  Code of Ethics dated May 2007
                 Filing: Post-Effective Amendment No. 54 to
                 Registration Statement on Form N-1A
                 File No. 033-39088
                 Filing Date: August 27, 2007


      (q)  Power of Attorney

            (i) Power of Attorney for Franklin Strategic Series dated May 22, 2007
                 Filing: Post-Effective Amendment No. 54 to
                 Registration Statement on Form N-1A
                 File No. 033-39088
                 Filing Date: August 27, 2007

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

           None

ITEM 25.   INDEMNIFICATION

The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or
(2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

a) Franklin Advisers, Inc. (Advisers)

The officers and directors of Franklin Advisers, Inc. also serve as officers and/or directors for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292) incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27    PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Capital Growth Fund
Franklin Custodian Funds, Inc.
Franklin Federal Tax-Free Income Fund
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Recovery Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28    LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Registrant at One Franklin Parkway, San Mateo CA 94403-1906 or its shareholder services agent, Franklin Templeton Investor Services LLC both of whose address is 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

ITEM 29    MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30    UNDERTAKINGS

Not Applicable


                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 27th day of September, 2007.

                                  FRANKLIN STRATEGIC SERIES
                                  (Registrant)

                                  *By:  /s/ David P. Goss
                                        David P. Goss
                                        Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*             Trustee and Chief Executive
-----------------------             Officer - Investment Management
Rupert H. Johnson, Jr.              Dated: September 27, 2007


JIMMY D. GAMBILL*                   Chief Executive Officer -
-----------------                   Finance and Administration
Jimmy D. Gambill                    Dated: September 27, 2007


GALEN VETTER*                       Chief Financial Officer a
-------------                       Chief Accounting Officer
Galen Vetter                        Dated: September 27, 2007


HARRIS J. ASHTON*                   Trustee
-----------------                   Dated: September 27, 2007
Harris J. Ashton


ROBERT F. CARLSON*                  Trustee
------------------                  Dated: September 27, 2007
Robert F. Carlson

SAM GINN*                           Trustee
---------                           Dated: September 27, 2007
Sam Ginn

EDITH E. HOLIDAY*                   Trustee
-----------------                   Dated: September 27, 2007
Edith E. Holiday

CHARLES B. JOHNSON*                 Trustee
-------------------                 Dated: September 27, 2007
Charles B. Johnson

FRANK W.T. LAHAYE*                  Trustee
------------------                  Dated: September 27, 2007
Frank W.T. LaHaye

FRANK A. OLSON*                     Trustee
---------------                     Dated: September 27, 2007
Frank A. Olson

LARRY D. THOMPSON*                  Trustee
------------------                  Dated: September 27, 2007
Larry D. Thompson

JOHN B. WILSON                      Trustee
--------------                      Dated: September 27, 2007
John B. Wilson

By:   /s/ David P. Goss
      David P. Goss
      Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)

                           FRANKLIN STRATEGIC SERIES
                            REGISTRATION STATEMENT
                                EXHIBITS INDEX

EXHIBIT NO.          DESCRIPTION                           LOCATION

EX-99.(a)(i)         Agreement and Declaration of               *
                     Trust dated April 11, 2007

EX-99.(b)(i)         By-Laws                                    *

EX-99.(d)(i)         Management Agreement between the           *
                     Registrant, on behalf of Franklin
                     Global Health Care Fund, Franklin
                     Small Cap Growth Fund, Franklin
                     Global Communications Fund
                     (formerly Franklin Global
                     Utilities Fund), and Franklin
                     Natural Resources Fund, and
                     Franklin Advisers, Inc., dated
                     February 24, 1992


EX-99.(d)(ii)        Management Agreement between the           *
                     Registrant, on behalf of Franklin
                     Strategic Income Fund,
                     and Franklin Advisers, Inc., dated
                     May 24, 1994

EX-99.(d)(iii)       Amended and Restated Management            *
                     Agreement between the Registrant,
                     on behalf of Franklin California
                     Growth Fund, and Franklin
                     Advisers, Inc., dated July 12,
                     1993

EX-99.(d)(iv)        Amendment dated August 1, 1995 to          *
                     the Management Agreement between
                     the Registrant, on behalf of
                     Franklin Flex Cap Growth Fund
                     (formerly Franklin California
                     Growth Fund), and Franklin
                     Advisers, Inc., dated July 12,
                     1993

EX-99.(d)(v)         Amendment dated August 1, 1995 to          *
                     the Management Agreement between
                     the Registrant, on behalf of
                     Franklin Global Health Care Fund,
                     Franklin Small-Mid Cap Growth
                     Fund (formerly Franklin Small Cap
                     Growth Fund), Franklin Global
                     Communications Fund (formerly
                     Franklin Global Utilities Fund),
                     and Franklin Natural Resources
                     Fund, and Franklin Advisers,
                     Inc., dated February 24, 1992

EX-99.(d)(vi)        Amendment dated August 1, 1995 to          *
                     the Management Agreement between
                     the Registrant on behalf of
                     Franklin Strategic Income Fund,
                     and Franklin Advisers, Inc.,
                     dated May 24, 1994

EX-99.(d)(vii)       Management Agreement between the           *
                     Registrant, on behalf of Franklin
                     Biotechnology Discovery Fund, and
                     Franklin Advisers, Inc., dated
                     July 15, 1997

EX-99.(d)(viii)      Amended and Restated Investment            *
                     Advisory Agreement, on behalf of Franklin
                     U.S. Long-Short Fund and Franklin
                     Advisers, Inc. dated May 1, 2002

EX-99.(d)(ix)        Investment Advisory Agreement              *
                     between the Registrant, on behalf of
                     Franklin Aggressive Growth Fund, and
                     Franklin Advisers, Inc. dated May 18, 1999

EX-99.(d)(x)         Investment Advisory Agreement              *
                     between the Registrant, on behalf of
                     Franklin Technology Fund, and Franklin
                     Advisers, Inc., dated May 1, 2000

EX-99.(d)(xi)        Investment Advisory Agreement              *
                     between the Registrant, on behalf of
                     Franklin Small Cap Growth Fund II, and
                     Franklin Advisers, Inc.,
                     dated May 1, 2000

EX-99.(d)(xii)       Form of Investment Management              Attached
                     Agreement between the Registrant, on
                     behalf of Franklin Focused Core
                     Equity Fund, and Franklin Advisers, Inc.

EX-99.(e)(i)         Amended and Restated Distribution          *
                     Agreement between the Registrant
                     on behalf of Franklin Strategic
                     Series, and Franklin/Templeton
                     Distributors, Inc., dated October
                     31, 2000

EX-99.(e)(ii)        Forms of Dealer Agreements                 *
                     between Franklin/Templeton
                     Distributors, Inc., and
                     Securities Dealers
                     dated November 1, 2003

EX-99.(e)(iii)       Amendment to form of Dealer                *
                     Agreements between Franklin/Templeton
                     Distributors, Inc. and Securities
                     Dealers dated November 1, 2003

EX-99.(g)(i)         Master Custody Agreement between           *
                     the Registrant and Bank of New York
                     dated February 16, 1996

EX-99.(g)(ii)        Amendment dated May 7, 1997 to             *
                     Master Custody Agreement between
                     Registrant and Bank of New York
                     dated February 16, 1996

EX-99.(g)(iii)       Amendment dated February 27, 1998          *
                     to Master Custody Agreement between
                     Registrant and Bank of New York
                     dated February 16, 1996

EX-99.(g)(iv)        Amendment dated May 16, 2001, to           *
                     Master Custody Agreement between
                     Registrant and Bank of New York
                     dated February 16, 1996

EX-99.(g)(v)         Amendment dated July 2, 2007               *
                     Exhibit A of the Master Custody
                     Agreement between Registrant and
                     the Bank of New York
                     dated February 16, 1996

EX-99.(g)(vi)        Amended and Restated Foreign               *
                     Custody Agreement between the Registrant and Bank of New York made as of May 16, 2001

EX-99.(g)(vii)       Amendment to Schedule 1 dated              *
                     June 22, 2007 of the Foreign Custody
                     Manager Agreement

EX-99.(g)(viii)      Amendment to Schedule 2 dated              *
                     March 19, 2007 of the Foreign Custody
                     Manager Agreement

EX-99.(g)(ix)        Terminal Link Agreement between            *
                     the Registrant and Bank of New York
                     dated February 16, 1996

EX-99.(h)(i)         Subcontract for Fund                       *
                     Administrative Services dated
                     January 1, 2001 between
                     Franklin Advisers, Inc. and Franklin
                     Templeton Services, LLC

EX-99.(h)(ii)        Fund Administration Agreement              *
                     between the Registrant, on behalf
                     of Franklin Biotechnology
                     Discovery Fund, and Franklin
                     Templeton Services, LLC, dated
                     January 1, 2001

EX-99.(h)(iii)       Fund Administration Agreement              *
                     between the Registrant, on behalf
                     of Franklin U.S. Long-Short Fund,
                     and Franklin Templeton Services,
                     LLC, dated January 1, 2001

EX-99.(h)(iv)        Fund Administration Agreement              *
                     between the Registrant, on behalf
                     of Franklin Aggressive Growth
                     Fund, and Franklin Templeton
                     Services, LLC, dated January 1,
                     2001

EX-99.(h)(v)         Fund Administration Agreement              *
                     between the Registrant, on behalf of
                     Franklin Technology Fund, and
                     Franklin Templeton Services, LLC,
                     dated January 1, 2001

EX-99.(h)(vi)        Fund Administration Agreement              *
                     between the Registrant, on behalf
                     of Franklin Small Cap Growth Fund
                     II, and Franklin Templeton
                     Services, LLC, dated January 1,
                     2001

EX-99.(h)(vii)       Form of Fund Administration                Attached
                     Agreement between the Registrant, on
                     behalf of Franklin Focused Core Equity
                     Fund, and Franklin Templeton
                     Services, LLC.

EX-99.(i)(i)         Opinion and consent of counsel             *
                     dated March 8, 1999

EX-99.(l)(i)         Letter of Understanding for                *
                     Franklin California Growth Fund
                     (formerly Franklin Flex-Cap
                     Growth Fund dated August 20, 1991

EX-99.(l)(ii)        Letter of Understanding for                *
                     Franklin Global Communications Fund
                     (formerly Franklin Global Utilities
                     Fund)- Class C dated April 12, 1995

EX-99.(l)(iii)       Letter of Understanding for                *
                     Franklin Natural Resources Fund
                     dated June 5, 1995

EX-99.(l)(iv)        Letter of Understanding for                *
                     Franklin California Growth Fund
                     (formerly Franklin Flex-Cap
                     Growth Fund) - Class C
                     dated August 30, 1996

EX-99.(l)(v)         Letter of Understanding for                *
                     Franklin Global Health Care Fund
                     dated August 30, 1996

EX-99.(l)(vi)        Letter of Understanding for                *
                     Franklin Biotechnology Discovery Fund
                     dated September 5, 1997

EX-99.(l)(vii)       Letter of Understanding for                *
                     Franklin U.S. Long-Short Fund
                     dated March 11, 1999

EX-99.(l)(viii)      Letter of Understanding for                *
                     Franklin Aggressive Growth Fund
                     dated June 22, 1999

EX-99.(l)(ix)        Letter of Understanding for                *
                     Franklin Small Cap Growth Fund II
                     dated April 28, 2000

EX-99.(l)(x)         Letter of Understanding for                *
                     Franklin Technology Fund dated
                     April 28, 2000

EX-99.(m)(i)         Class A Amended and Restated               *
                     Distribution Plan between the
                     Registrant, on behalf of Franklin
                     California Growth Fund (formerly
                     Franklin Flex-Cap Growth Fund),
                     Franklin Small-Mid Cap Growth
                     Fund (formerly Franklin Small Cap
                     Growth Fund), Franklin Global
                     Health Care Fund and Franklin
                     Global Communications Fund
                     (formerly Franklin Global
                     Utilities Fund), and
                     Franklin/Templeton Distributors,
                     Inc., dated July 1, 1993

EX-99.(m)(ii)        Class A Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of the
                     Franklin Strategic Income Fund,
                     and Franklin/Templeton
                     Distributors, Inc., dated May 24,
                     1994

EX-99.(m)(iii)       Class A Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of the
                     Franklin Natural Resources Fund,
                     and Franklin/Templeton
                     Distributors, Inc., dated June 1,
                     1995

EX-99.(m)(iv)        Class A Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of the
                     Franklin Biotechnology Discovery
                     Fund, and Franklin/Templeton
                     Distributors, Inc., dated
                     September 15, 1997

EX-99.(m)(v)         Distribution Plan pursuant to              *
                     Rule 12b-1 between the
                     Registrant, on behalf of the
                     Franklin U.S. Long-Short Fund,
                     and Franklin/Templeton
                     Distributors, Inc., dated April
                     15, 1999

EX-99.(m)(vi)        Class A Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of the
                     Franklin Aggressive Growth Fund,
                     and Franklin/Templeton
                     Distributors, Inc., dated May 18,
                     1999

EX-99.(m)(vii)       Class A Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of the
                     Franklin Small Cap Growth Fund
                     II, and Franklin/Templeton
                     Distributors, Inc., dated May 1,
                     2000

EX-99.(m)(viii)      Class A Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of the
                     Franklin Technology Fund, and
                     Franklin/Templeton Distributors,
                     Inc., dated May 1, 2000

EX-99.(m)(ix)        Form of Class A Distribution Plan          Attached
                     pursuant to Rule 12b-1 between the
                     Registrant, on behalf of
                     Franklin Focused Core Equity Fund

EX-99.(m)(x)         Class B Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of
                     Franklin California Growth Fund
                     (formerly Franklin Flex-Cap
                     Growth Fund) and
                     Franklin/Templeton Distributors,
                     Inc., dated October 16, 1998

EX-99.(m)(xi)        Class B Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of
                     Franklin Global Health Care Fund
                     and Franklin/Templeton
                     Distributors, Inc., dated October
                     16, 1998

EX-99.(m)(xii)       Class B Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of
                     Franklin Global Communications
                     Fund (formerly Franklin Global
                     Utilities Fund) and
                     Franklin/Templeton Distributors,
                     Inc., dated October 16, 1998

EX-99.(m)(xiii)      Class B Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of
                     Franklin Strategic Income Fund
                     and Franklin/Templeton
                     Distributors, Inc., dated October
                     16, 1998

EX-99.(m)(xiv)       Class B Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of
                     Franklin Aggressive Growth Fund
                     and Franklin/Templeton
                     Distributors, Inc.,
                     dated May 18, 1999

EX-99.(m)(xv)        Class B Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of
                     Franklin Small Cap Growth Fund II
                     and Franklin/Templeton
                     Distributors, Inc., dated May 1,
                     2000

EX-99.(m)(xvi)       Class B Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of
                     Franklin Technology Fund and
                     Franklin/Templeton Distributors,
                     Inc., dated May 1, 2000

EX-99.(m)(xvii)      Class B Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of
                     Franklin Small-Mid Cap Growth
                     Fund and Franklin/Templeton
                     Distributors, Inc., dated July 1,
                     2002

EX-99.(m)(xviii)     Class C Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of
                     Franklin Strategic Income Fund
                     and Franklin/Templeton
                     Distributors, Inc., dated October
                     31, 2000

EX-99.(m)(xix)       Class C Distribution Plan between         *
                     the Registrant, on behalf of
                     Franklin Aggressive Growth Fund,
                     Franklin California Growth Fund
                     (formerly Franklin Flex-Cap
                     Growth Fund), Franklin Global
                     Communications Fund, Franklin
                     Global Health Care Fund, Franklin
                     Small-Mid Cap Growth Fund
                     (formerly Franklin Small Cap
                     Growth Fund), Franklin Small Cap
                     Growth Fund II and Franklin
                     Technology Fund and
                     Franklin/Templeton Distributors,
                     Inc., dated October 31, 2000

EX-99.(m)(xx)        Class C Distribution Plan                 *
                     pursuant to Rule 12b-1 between
                     Registrant, on behalf of
                     Franklin Natural Resources Fund
                     and Franklin/Templeton
                     Distributors, Inc., dated
                     September 1, 2005


EX-99.(m)(xxi)       Form of Class C Distribution Plan         Attached
                     pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Focused Core Equity
                     Fund, and Franklin/Templeton
                     Distributors, Inc.

EX-99.(m)(xxii)      Class R Distribution Plan                 *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of
                     Franklin Aggressive Growth Fund,
                     Franklin California Growth Fund
                     (formerly Franklin Flex-Cap
                     Growth Fund), Franklin Small Cap
                     Growth Fund II, Franklin
                     Small-Mid Cap Growth Fund,
                     Franklin Strategic Income Fund,
                     and Franklin Technology Fund and
                     Franklin/Templeton Distributors,
                     Inc.

EX-99.(m)(xxiii)     Form of Class R Distribution Plan          Attached
                     pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Focused Core Equity
                     Fund, and Franklin/Templeton
                     Distributors, Inc.

EX-99.(n)(i)         Multiple Class Plan for Franklin           *
                     Global Communications Fund
                     dated November 18, 2003

EX-99.(n)(ii)        Multiple Class Plan for Franklin           *
                     Global Health Care Fund dated
                     November 18, 2003

EX-99.(n)(iii)       Multiple Class Plan for Franklin           *
                     Natural Resources Fund dated
                     February 28, 2005

EX-99.(n)(iv)        Multiple Class Plan for Franklin           *
                     Strategic Income Fund dated
                     November 18, 2003

EX-99.(n)(v)         Multiple Class Plan for Franklin           *
                     Aggressive Growth Fund dated
                     November 18, 2003

EX-99.(n)(vi)        Multiple Class Plan for Franklin           *
                     Flex-Cap Growth Fund dated
                     March 16, 2004

EX-99.(n)(vii)       Multiple Class Plan for Franklin           *
                     Small Cap Growth Fund II dated
                     November 18, 2003

EX-99.(n)(viii)      Multiple Class Plan for Franklin           *
                     Technology Fund dated
                     November 18, 2003

EX-99.(n)(ix)        Multiple Class Plan for Franklin           *
                     Small-Mid Cap Growth Fund dated
                     November 18, 2003

EX-99.(n)(x)         Form of Multiple Class Plan for            Attached
                     Franklin Focused Core Equity Fund

EX-99.(p)(i)         Code of Ethics dated May 2007              *

EX-99.(q)(i)         Power of Attorney dated                    *
                     May 22, 2007

*     Incorporated by reference